UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2006

Date of reporting period:	December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Premier VIT

NFJ Dividend Value Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

•                  NFJ Dividend Value Portfolio seeks income, and as a secondary objective long-term growth of capital, by investing at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

•                  For the one-year period ended December 31, 2006, the Portfolio returned 24.72% compared to 22.21% for its benchmark, the Russell 1000 Value Index.

•                  The U.S. stock market delivered solid returns in 2006, gaining 15.79% (as measured by the S&P 500). Value continued to outperform growth for the period, with large cap value outperforming the broad market by a significant margin.

•                  The Portfolio’s relative performance benefited from strong stock selection in the energy sector. Energy in general did well over the year, supported by relatively high oil prices. Standout holdings in this area included PetroChina and Marathon Oil.

•                  Stock selection in healthcare also contributed to relative performance. The Portfolio’s focus in this space was on large-cap pharmaceutical companies, including Merck and Pfizer.

•                  The largest detractor from performance was disappointing stock selection in industrials. In particular, the Portfolio saw negative returns from investment in Deluxe, a paper check manufacturer. The company’s stock price fell on reduced profits, caused by the rising cost of paper.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	Inception*† (7/1/03)
NFJ Dividend Value Portfolio	24.72%	20.27%
Russell 1000 Value Index	22.21%	17.85%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio began operations on 7/1/03. Index comparisons began on 6/30/03.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,144.02	$5.40
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/06
(excluding short-term investments)
(% of net assets)

Oil & Gas	13.3%
Banking	12.9%
Food & Beverage	7.5%
Drugs & Medical Products	6.9%
Insurance	6.1%
Telecommunications	6.0%
Financial Services	5.7%
Consumer Products	5.6%
Utilities	5.4%

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2006

Shares		Value
	COMMON STOCK-93.6%
	Apparel-1.9%
450	V. F. Corp.	$36,936

	Appliances-1.8%
400	Whirlpool Corp.	33,208

	Banking-12.9%
700	Bank of America Corp.	37,373
1,000	KeyCorp	38,030
1,850	Regions Financial Corp.	69,190
600	Wachovia Corp.	34,170
1,500	Washington Mutual, Inc.	68,235
		246,998

	Building/Construction-1.7%
1,100	Masco Corp.	32,857

	Chemicals-3.7%
800	Dow Chemical Co.	31,952
1,500	Lyondell Chemical Co.	38,355
		70,307

	Computer Hardware-4.0%
400	International Business Machines	38,860
1,400	Seagate Technology, Inc. (a)	37,100
		75,960

	Consumer Products-5.6%
500	Kimberly-Clark Corp.	33,975
1,700	Mattel, Inc.	38,522
700	Stanley Works	35,203
		107,700

	Drugs & Medical Products-6.9%
550	GlaxoSmithKline PLC ADR	29,018
800	Merck & Co., Inc.	34,880
2,600	Pfizer, Inc.	67,340
		131,238

	Financial Services-5.7%
500	Freddie Mac	33,950
750	JPMorgan Chase & Co.	36,225
475	Morgan Stanley	38,679
		108,854

	Food & Beverage-7.5%
700	Anheuser-Busch Companies, Inc	34,440
700	Coca-Cola Co.	33,775
800	HJ Heinz Co.	36,008
1,100	SUPERVALU, Inc.	39,325
		143,548

	Insurance-6.1%
600	Allstate Corp.	39,066
600	Lincoln National Corp.	39,840
700	St. Paul Travelers Companies, Inc.	37,583
		116,489

	Machinery-2.0%
400	Deere & Co.	38,028

	Media-2.0%
1,200	CBS Corp., Class B	37,416

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2006

(continued)

Shares		Value
	COMMON STOCK (continued)
	Oil & Gas-13.3%
600	Anadarko Petroleum Corp.	$26,112
550	Chevron Corp.	40,441
500	ConocoPhillips	35,975
800	Marathon Oil Corp.	74,000
700	Occidental Petroleum Corp.	34,181
300	PetroChina Company Ltd. ADR	42,234
		252,943

	Printing-1.9%
1,000	R.R. Donnelley & Sons Co.	35,540

	Real Estate-1.9%
900	Duke Realty Corp., REIT	36,810

	Telecommunications-6.0%
1,169	AT&T, Inc.	41,792
950	Verizon Communications, Inc.	35,378
2,616	Windstream Corp.	37,200
		114,370

	Tobacco-3.3%
400	Altria Group, Inc.	34,328
450	Reynolds American, Inc.	29,462
		63,790

	Utilities-5.4%
750	DTE Energy Co.	36,307
800	KeySpan Corp.	32,944
600	Sempra Energy	33,624
		102,875
	Total Common Stock (cost-$1,371,862)	1,785,867

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-6.6%
	Repurchase Agreement-6.6%
$127	State Street Bank & Trust Co.,
	dated 12/29/06, 4.90%, due 1/2/07, proceeds $127,069; collateralized by $135,000 Federal Home Loan Bank, 3.875%, 8/22/08, valued at $134,307 including accrued interest (cost $127,000)		127,000
	Total Investments (cost-$1,498,862)	100.2%	1,912,867
	Liabilities in excess of other assets	(0.2)	(4,385)
	Net Assets	100.0%	$1,908,482

(a) Non—income producing

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

  See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$1,498,862)	$1,912,867
Cash	1,744
Dividends and interest receivable	4,788
Receivable due from Investment Adviser	27
Prepaid expenses	156
Total Assets	1,919,582

Liabilities:
Accrued expenses	11,100
Total Liabilities	11,100
Net Assets	$1,908,482

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$1,370
Paid-in-capital in excess of par	1,469,513
Dividends in excess of net investment income	91
Accumulated net realized gain on investments	23,503
Net unrealized appreciation of investments	414,005
Net Assets	$1,908,482

Shares outstanding	137,007
Net asset value, offering price and redemption price per share	$13.93

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Dividends (net of foreign withholding taxes of $63)	$55,702
Interest	831
Total investment income	56,533

Expenses:
Investment advisory fees	13,657
Custodian fees	11,375
Audit and tax services	6,810
Transfer agent fees	1,600
Shareholder communications	727
Legal fees	636
Insurance expense	478
Trustees’ fees and expenses	365
Miscellaneous	1,216
Total expenses	36,864
Less: investment advisory fees waived	(13,657)
expenses reimbursed by Investment Adviser	(3,929)
custody credits earned on cash balances	(2,207)
Net expenses	17,071
Net investment income	39,462

Realized and Change in Unrealized Gain:
Net realized gain on investments	123,911
Net change in unrealized appreciation/depreciation of investments	214,357
Net realized and change in unrealized gain on investments	338,268
Net increase in net assets resulting from investment operations	$377,730

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005

Investment Operations:
Net investment income	$39,462	$35,774
Net realized gain on investments	123,911	127,061
Net change in unrealized appreciation/depreciation of investments	214,357	4,681
Net increase in net assets resulting from investment operations	377,730	167,516

Dividends and Distributions to Shareholders from:
Net investment income	(40,899)	(37,455)
Net realized gains	(129,139)	(140,108)
Total dividends and distributions to shareholders	(170,038)	(177,563)

Share Transactions:
Reinvestment of dividends and distributions	170,038	177,563
Total increase in net assets	377,730	167,516

Net Assets:
Beginning of year	1,530,752	1,363,236
End of year (including undistributed net investment income of $91 and $141, respectively)	$1,908,482	$1,530,752
Shares issued in reinvestment of dividends and distributions	12,390	14,439

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

				For the Period
				July 1, 2003*
				through
	Year Ended December 31,			December 31,
	2006	2005	2004	2003

Net asset value, beginning of period	$12.28	$12.37	$11.68	$10.00

Investment Operations:
Net investment income	0.31	0.32	0.29	0.15
Net realized and change in unrealized gain on investments	2.68	1.16	1.39	1.74
Total from investment operations	2.99	1.48	1.68	1.89

Dividends and Distributions to Shareholders from:
Net investment income	(0.32)	(0.33)	(0.30)	(0.15)
Net realized gains	(1.02)	(1.24)	(0.69)	(0.06)
Total dividends and distributions to shareholders	(1.34)	(1.57)	(0.99)	(0.21)

Net asset value, end of period	$13.93	$12.28	$12.37	$11.68

Total Return (1)	24.72%	12.28%	14.65%	18.87%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,908	$1,531	$1,363	$1,189
Ratio of expenses to average net assets (2)(3)	1.13%	1.06%	1.02%	1.20%	(4)
Ratio of net investment income to average net assets (3)	2.31%	2.51%	2.44%	2.83%	(4)
Portfolio Turnover	31%	35%	41%	27%

 *         Commencement of operations.

(1)     Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)     Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).

(3)     During the fiscal periods indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.16% and 1.28%, respectively for the year ended December 31, 2006; 2.81% and 0.76%, respectively, for the year ended December 31, 2005; 3.01% and 0.45%, respectively, for the year ended December 31, 2004; and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(4)     Annualized.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

 December 31, 2006

 (1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio (the “Portfolio”), OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and the OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio seeks income as a primary objective and a secondary objective of long-term growth of capital by investing at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Portfolio will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(continued)

(1) Organization and Significant Accounting Policies (continued)

Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an assets or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(continued)

 (D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E) Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchase and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain(loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the fain or loss upon the sale of maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(F) Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchase securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(G) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(continued)

(H) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser/Distributor

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of  custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, NFJ Investment Group (the “Sub-Adviser”) to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At December 31, 2006, 100.0% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term securities, aggregated $503,832 and $561,565, respectively.

(4) Income Tax Information

The tax character of dividends and distributions paid during the years ended December 31, were:

	2006	2005
Ordinary income	$48,020	$57,846
Long-term capital gains	122,018	119,717

At December 31, 2006, the tax basis distributable earnings of $23,503 were comprised of $1,047 of ordinary income and $22,456 of long-term capital gains.

For the year ended December 31, 2006, the permanent differences were primarily attributable to the reclassification of distributions to shareholders. These adjustments were to decrease dividends in excess of net investment income and decrease accumulated net realized gains by $1,387.

The cost basis of portfolio securities of $1,498,862 is substantially the same for both financial reporting and federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

 December 31, 2006

(continued)

(4) Income Tax Information (continued)

excess of value over tax cost is $416,493; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,488; net unrealized appreciation for federal income tax purposes is $414,005.

(5) Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf -space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

NFJ Dividend Value Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of

Premier VIT— NFJ Dividend Value Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of  Premier VIT - NFJ Dividend Value Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period July 1, 2003 (commencement of operations) through December 31, 2003, in conformity with  accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 16, 2007

Premier VIT

NFJ Dividend Value Portfolio

December 31, 2006

Federal Tax Information (unaudited)

The Portfolio paid ordinary income of $0.378222 and long-term capital gain dividends of $0.96552 per share during the year ended December 31, 2006.

100% of the dividends distributed during the year qualify for the dividends received deduction for corporate shareholders.

Premier VIT
BOARD OF TRUSTEES

(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS

(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.
Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex;Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996 –2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
NFJ Investment Group
2100 Ross Avenue, Suite 1840
Dallas, TX 75201

Distributor
Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent
State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent
PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Equity Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Equity Portfolio (the “Portfolio”) for the year ended December 31, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

•                  OpCap Equity Portfolio seeks long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

•                  For the one-year ended December 31, 2006, the Portfolio returned 15.28% compared to the 15.79% return of its benchmark, the S&P 500 Index.

•                  US stocks rallied in 2006 marking a fourth year of advances for equities and extending the third longest bull market since 1900. Value-oriented stocks outperformed growth stocks and small-cap stocks beat large.

•                  The Portfolio saw strong contributions from stock selection in technology. Apple Computer advanced sharply for the second consecutive quarter as the company introduced new products and gained market share. Other contributors in this area included Cisco Systems and Hewlett Packard.

•                  Relative performance was also helped by stock selection in the materials sector. Materials did well over the period, buoyed by the world’s increasing demand for commodities. Top performers for the Portfolio in this area included specialty steel-maker NuCor, one of the few companies that manufacture steel using recycled material. NuCor also benefited from industry consolidation trends.

•                  Underweight exposure to the strong performance in the energy sector hindered the Portfolio’s performance. Stock selection in this area also hurt relative returns, with names such as Arch Coal and Peabody Energy posting lackluster results.

•                  Stock selection in financials also detracted from performance, especially Capital One Financial and Marsh & McLennan.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	5 year*	10 year*	Inception*† (8/1/88)
OpCap Equity Portfolio	15.28%	6.89%	7.55%	11.57%
S&P 500 Index	15.79%	6.19%	8.42%	11.86%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

†   The Portfolio began operations on 8/1/88. Index comparisons began on 7/31/88.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,117.20	$5.25
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/06
(% of net assets)

Financial Services	13.5%
Oil & Gas	11.5%
Drugs & Medical Products	10.0%
Retail	8.7%
Networking	8.0%
Telecommunications	7.0%
Insurance	6.6%
Healthcare & Hospitals	6.1%
Computers	4.6%
Diversified Manufacturing	3.9%

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006

Shares		Value
	COMMON STOCK — 98.6%
	Aerospace/Defense — 2.1%
4,700	Boeing Co.	$417,548
	Banking — 2.2%
8,400	Bank of America Corp.	448,476
	Building/Construction — 2.0%
7,300	Centex Corp.	410,771
	Computers — 4.6%
22,700	Hewlett-Packard Co.	935,013
	Consumer Products — 1.1%
3,300	Colgate-Palmolive Co.	215,292
	Diversified Manufacturing — 3.9%
5,000	Parker Hannifin Corp.	384,400
12,900	Tyco International Ltd.	392,160
		776,560
	Drugs & Medical Products — 10.0%
9,100	Abbott Laboratories	443,261
4,600	Biogen Idec, Inc. (a)	226,274
12,800	Pfizer, Inc.	331,520
6,400	Roche Holdings Ltd. ADR	572,160
8,600	Wyeth	437,912
		2,011,127
	Electronics — 1.7%
12,200	Texas Instruments, Inc.	351,360
	Financial Services — 13.5%
6,800	Capital One Financial Corp.	522,376
15,600	Countrywide Financial Corp.	662,220
11,600	JPMorgan Chase & Co.	560,280
4,000	Merrill Lynch & Co., Inc.	372,400
16,800	Wells Fargo & Co.	597,408
		2,714,684
	Healthcare & Hospitals — 6.1%
13,000	Aetna, Inc.	561,340
6,300	UnitedHealth Group, Inc.	338,499
4,300	WellPoint, Inc. (a)	338,367
		1,238,206
	Insurance — 6.6%
4,500	Ambac Financial Group, Inc.	400,815
6,450	American International Group, Inc.	$462,207
6,300	MBIA, Inc.	460,278
		1,323,300
	Metals & Mining — 3.2%
9,600	Arch Coal, Inc.	288,288
6,600	Nucor Corp.	360,756
		649,044
	Networking — 8.0%
32,000	Cisco Systems, Inc. (a)	874,560
55,400	EMC Corp. (a)	731,280
		1,605,840
	Oil & Gas — 11.5%
5,700	Chevron Corp.	419,121
11,400	ConocoPhillips	820,230
11,500	Exxon Mobil Corp.	881,245
5,000	Weatherford International Ltd. (a)	208,950
		2,329,546
	Publishing/Newspaper — 1.0%
5,400	Dow Jones & Co., Inc.	205,200
	Retail — 8.7%
12,700	Best Buy Co., Inc.	624,713
18,000	Federated Department Stores, Inc.	686,340
5,400	VF Corp.	443,232
		1,754,285
	Semi-conductors — 3.4%
62,615	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	684,382
	Telecommunications — 7.0%
11,100	AT&T, Inc.	396,825
12,100	Motorola, Inc.	248,776
4,700	NII Holdings, Inc. (a)	302,868
23,100	Nokia Corp. ADR	469,392
		1,417,861
	Transportation — 2.0%
4,400	Union Pacific Corp.	404,888
	Total Common Stock (cost-$17,341,866)	19,893,383

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Principal Amount (000)			Value
	SHORT-TERM INVESTMENT — 2.2%
	U.S. Government Agency Discount Notes — 2.2%
$452	Federal Home Loan Bank, zero coupon, 1/2/07 (cost-$451,940)		$451,940
	Total Investments (cost-$17,793,806)	100.8%	20,345,323
	Liabilities in excess of other assets	(0.8)	(160,306)
	Net Assets	100.0%	$20,185,017

(a)  Non-income producing.

ADR - American Depositary Receipts

Premier VIT
OpCap Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$17,793,806)	$20,345,323
Cash	958
Dividends receivable	15,605
Prepaid expenses	2,626
Total Assets	20,364,512

Liabilities:
Payable for shares of beneficial interest redeemed	108,732
Deferred trustees’ retirement plan expense	34,103
Investment advisory fee payable	4,390
Accrued expenses	32,270
Total Liabilities	179,495
Net Assets	$20,185,017

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$4,866
Paid-in-capital in excess of par	14,587,721
Undistributed net investment income	82,636
Accumulated net realized gain on investments	2,958,277
Net unrealized appreciation of investments	2,551,517
Net Assets	$20,185,017
Shares outstanding	486,572
Net asset value, offering price and redemption price per share	$41.48

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Dividends (net of foreign withholding taxes of $8,611)	$334,224
Interest	14,196
Total investment income	348,420

Expenses:
Investment advisory fees	185,748
Shareholder communications	23,250
Custodian fees	22,784
Transfer agent fees	14,099
Audit and tax services	10,327
Trustees’ fees and expenses	7,911
Insurance expense	2,088
Legal fees	2,008
Miscellaneous	1,628
Total expenses	269,843
Less: investment advisory fees waived	(36,435)
custody credits earned on cash balances	(1,223)
Net expenses	232,185
Net investment income	116,235

Realized and Change in Unrealized Gain:
Net realized gain on investments	3,008,902
Net change in unrealized appreciation/depreciation of investments	262,153
Net realized and change in unrealized gain on investments	3,271,055
Net increase in net assets resulting from investment operations	$3,387,290

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
Investment Operations:
Net investment income	$116,235	$126,304
Net realized gain on investments	3,008,902	3,787,174
Net change in unrealized appreciation/depreciation of investments	262,153	(1,735,811)
Net increase in net assets resulting from investment operations	3,387,290	2,177,667
Dividends and Distributions to Shareholders from:
Net investment income	(127,518)	(161,913)
Net realized gains	(1,653,510)	—
Total dividends and distributions to shareholders	(1,781,028)	(161,913)
Share Transactions:
Net proceeds from the sale of shares	588,052	4,479,302
Reinvestment of dividends and distributions	1,781,028	161,913
Cost of shares redeemed	(12,600,656)	(17,234,670)
Net decrease in net assets from share transactions	(10,231,576)	(12,593,455)
Total decrease in net assets	(8,625,314)	(10,577,701)
Net Assets:
Beginning of year	28,810,331	39,388,032
End of year (including undistributed net investment income of $82,636 and $93,919, respectively)	$20,185,017	$28,810,331
Shares Issued and Redeemed:
Issued	15,219	120,775
Issued in reinvestment of dividends and distributions	48,110	4,417
Redeemed	(327,396)	(468,660)
Net decrease	(264,067)	(343,468)

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2006		2005		2004		2003	2002
Net asset value, beginning of year	$38.38		$36.00		$32.46		$25.63	$33.12
Investment Operations:
Net investment income	0.22		0.16		0.15		0.31	0.36
Net realized and change in unrealized gain (loss) on investments	5.35		2.37		3.70		6.89	(7.38)
Total from investment operations	5.57		2.53		3.85		7.20	(7.02)
Dividends and Distributions to Shareholders from:
Net investment income	(0.18)		(0.15)		(0.31)		(0.37)	(0.25)
Net realized gains	(2.29)		—		—		—	(0.22)
Total dividends and distributions to shareholders	(2.47)		(0.15)		(0.31)		(0.37)	(0.47)
Net asset value, end of year	$41.48		$38.38		$36.00		$32.46	$25.63
Total Return (1)	15.28%		7.04%		11.93%		28.57%	(21.41)%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$20,185		$28,810		$39,388		$40,041	$35,915
Ratio of expenses to average net assets (2)	1.01	%(3)	1.02	%(3)	1.01	%(3)	1.00%	0.96%
Ratio of net investment income to average net assets	.50	%(3)	0.35	%(3)	0.41	%(3)	1.02%	0.89%
Portfolio Turnover	63%		92%		144%		7%	21%

(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3)

During the fiscal years indicated above, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.16% and .35%, respectively for the year ended December 31, 2006; 1.05% and 0.32%, respectively for the year ended December 31, 2005; and 1.03% and 0.39%, respectively for the year ended December 31, 2004.

See accompanying notes to financial statements.

Premier VIT

OpCap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(1) Organization and Significant Accounting Policies

Premier VIT was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio (the “Portfolio”), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long term capital appreciation through investing at least 80% of its net assets in equity securities of companies that the Investment Adviser believes are undervalued in marketplace.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the year ended December 31, 2006, the Portfolio’s payable in connection with the Plan was $34,103, of which $1,387 was accrued during the year ended December 31, 2006.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term securities, aggregated $14,383,715 and $26,556,298 respectively.

(4)  Income Tax Information

The tax character of dividends and distributions paid during the years ended December 31 were:

	2006	2005
Ordinary income	$ 128,089	$161,913
Long-term capital gains	1,652,939	—

Premier VIT

OpCap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(4)  Income Tax Information (continued)

At December 31, 2006, tax basis distributable earnings of $3,102,576 was comprised of $1,123,243 of ordinary income and $1,979,333 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $17,821,368. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $2,854,594; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $330,639; net unrealized appreciation for federal income tax purposes is $2,523,955.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Equity Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Equity Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2007

Premier VIT

OpCap Equity Portfolio

December 31, 2006

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $0.17744 per share and long-term capital gains of $2.28979 per share during the year ended December 31, 2006.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996 –2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

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Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary& Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Small Cap Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Small Cap Portfolio (the “Portfolio”) for the year ended December 31, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

•                  OpCap Small Cap Portfolio seeks capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

•                  For the one-year ended December 31, 2006, the Portfolio returned 24.08% compared to the 18.35% return of the benchmark, the Russell 2000 Index.

•                  US stocks rallied in 2006 marking a fourth year of advances for equities and extending the third longest bull market since 1900. Small caps continued to lead the market, outperforming mid- and large-cap stocks.

•                  Increased global M&A activity in 2006 was a positive development for the portfolio, which had eight holdings acquired throughout the year by larger industry players or private equity firms. The Portfolio’s strong relative performance over the year was due in part to stock selection in the healthcare sector. In particular, Immucor, which manufactures blood analysis equipment, was a top portfolio contributor as the company reported record revenues, driven by higher prices and increased US sales.

•                  Relative performance was also helped by stock selection in the industrial sector. Container shipping and logistics company Horizon Lines was a very cheap stock that was discovered by the Street as it continued to deliver solid earnings results including some tax restructuring. Another example in this area was American Commercial Lines, producers and operators of dry cargo barges, which rose on improved profits due to a cyclical upswing in demand for domestic shipping.

•                  Stock selection in technology and energy detracted from relative performance. While both sectors delivered relatively solid results in the index, the Portfolio saw disappointing returns from its holdings, including semiconductor company PMC-Sierra and International Coal Group.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	5 year*	10 year*	Inception*† (8/1/88)
OpCap Small Cap Portfolio	24.08%	10.35%	10.80%	12.56%
Russell 2000 Index	18.35%	11.39%	9.44%	11.08%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

†  The Portfolio began operations on 8/1/88. Index comparisons began on 7/31/88.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,117.10	$4.96
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.52	$4.74

Expenses are equal to the Portfolio’s annualized expense ratio of 0.93%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/06
(% of net assets)

Insurance	9.2%
Oil & Gas	7.0%
Retail	7.0%
Drugs & Medical Products	6.8%
Real Estate	6.8%
Banking	6.2%
Consumer Products	5.2%
Computer Software	4.8%
Health & Hospitals	4.7%
Semi-conductors	4.3%

Growth of $10,000

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006

Shares		Value
	COMMON STOCK—97.8%
	Aerospace/Defense—2.8%
85,000	AAR Corp. (a)	$2,481,150
59,164	Loral Space & Communications, Inc. (a)	2,409,158
		4,890,308
	Airlines — 3.0%
32,200	American Commercial Lines, Inc. (a)	2,109,422
185,600	Republic Airways Holdings, Inc. (a)	3,114,368
		5,223,790
	Automotive — 1.1%
56,900	Keystone Automotive Industries, Inc. (a)	1,934,031
	Banking — 6.2%
55,464	First State Bancorp.	1,372,734
147,400	Global Cash Access, Inc. (a)	2,392,302
83,300	Pacific Capital Bancorp.	2,797,214
51,300	Prosperity Bancshares, Inc.	1,770,363
85,000	Signature Bank (a)	2,633,300
		10,965,913
	Building/Construction — 3.5%
65,000	Astec Industries, Inc. (a)	2,281,500
81,600	Goodman Global, Inc. (a)	1,403,520
45,600	NCI Building Systems, Inc. (a)	2,359,800
		6,044,820
	Business Services — 2.0%
55,100	Macquarie Infrastructure Co. Trust	1,954,948
70,600	Rollins, Inc.	1,560,966
		3,515,914
	Computer Services — 1.5%
327,500	Jupitermedia Corp. (a)	2,593,800
	Computer Software — 4.8%
90,700	Blackbaud, Inc.	2,358,200
238,000	Informatica Corp. (a)	2,905,980
99,400	THQ, Inc. (a)	3,232,488
		8,496,668
	Consumer Products — 5.2%
58,300	Central Garden & Pet Co. (a)	$2,822,886
100,250	Jarden Corp. (a)	3,487,698
55,700	Oxford Industries, Inc.	2,765,505
		9,076,089
	Drugs & Medical Products — 6.8%
97,000	Abaxis, Inc. (a)	1,867,250
127,200	Cepheid, Inc. (a)	1,081,200
130,400	Immucor, Inc. (a)	3,811,592
95,000	Nastech Pharmaceutical Co., Inc. (a)	1,437,350
217,300	Perrigo Co.	3,759,290
		11,956,682
	Education — 1.4%
66,600	Bright Horizons Family Solutions, Inc. (a)	2,574,756
	Electronics — 2.8%
31,700	Anixter International, Inc. (a)	1,721,310
29,900	Daktronics, Inc	1,101,815
177,100	Photon Dynamics, Inc. (a)	2,070,299
		4,893,424
	Financial Services — 3.7%
32,943	Affiliated Managers Group, Inc. (a)	3,463,298
69,800	Investment Technology Group, Inc. (a)	2,993,024
		6,456,322
	Food Services — 2.5%
153,300	Carrols Restaurant Group, Inc. (a)	2,173,794
79,021	Performance Food Group Co. (a)	2,184,140
		4,357,934
	Health & Hospitals — 4.7%
108,200	Emegency Medical Services Corp. (a)	2,270,036
79,900	Healthcare Services Group, Inc.	2,313,904
41,000	Matria Healthcare, Inc. (a)	1,177,930
84,800	PARAXEL International Corp. (a)	2,456,656
		8,218,526

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Shares		Value
	COMMON STOCK (continued)
	Insurance — 9.2%
45,900	Delphi Financial Group, Inc.	$1,857,114
58,600	First Mercury Financial Corp. (a)	1,378,272
66,600	Hub International Ltd.	2,090,574
70,248	James River Group, Inc.	2,270,415
136,300	RAM Holdings Ltd. (a)	1,947,727
47,200	RLI Corp.	2,663,024
34,179	Triad Guaranty, Inc. (a)	1,875,401
57,275	United Fire & Casualty Co.	2,018,944
		16,101,471
	Leasing — 2.6%
119,000	H&E Equipment Services, Inc. (a)	2,947,630
57,700	Mobile Mini, Inc. (a)	1,554,438
		4,502,068
	Manufacturing — 3.2%
164,800	Hexcel Corp. (a)	2,869,168
105,200	Reddy Ice Holdings, Inc.	2,716,264
		5,585,432
	Metals & Mining — 1.4%
129,900	Claymont Steel Holdings, Inc. (a)	2,388,861
	Oil & Gas — 7.0%
76,300	Atmos Energy Corp.	2,434,733
37,476	FMC Technologies, Inc.(a)	2,309,646
140,000	Rosetta Resources, Inc. (a)	2,613,800
38,800	Universal Compression Holdings, Inc. (a)	2,409,868
89,000	Vectren Corp.	2,516,920
		12,284,967
	Real Estate (REIT) — 6.8%
52,800	Cousins Properties, Inc.	1,862,256
101,900	Crystal River Capital, Inc.	2,601,507
143,500	DiamondRock Hospitality Co.	2,584,435
154,342	Medical Properties Trust, Inc.	2,361,433
202,413	Spirit Finance Corp.	2,524,090
		11,933,721
	Retail — 7.0%
128,400	A.C. Moore Arts & Crafts, Inc. (a)	$2,782,428
84,600	Aeropostale, Inc. (a)	2,611,602
31,800	Children’s Place Retail Stores, Inc. (a)	2,019,936
160,100	Iconix Brand Group, Inc. (a)	3,104,339
59,800	Wolverine World Wide, Inc.	1,705,496
		12,223,801
	Semi-conductors — 4.3%
152,000	Fairchild Semiconductor Int’l, Inc. (a)	2,555,120
263,900	Mattson Technology, Inc. (a)	2,459,548
203,000	Silicon Image, Inc. (a)	2,582,160
		7,596,828
	Telecommunications — 3.3%
67,200	Commtech Telecommunications Corp. (a)	2,558,304
217,300	Syniverse Holdings, Inc. (a)	3,257,327
		5,815,631
	Trucking/Shipping — 1.0%
63,900	Horizon Lines, Inc.	1,722,744
	Total Common Stock (cost-$142,892,073)	171,354,501

Principal Amount (000)
	SHORT-TERM INVESTMENT — 1.6%
	U.S. Government Agency Discount Notes — 1.6%
$2,773	Federal Home Loan Bank, 4.80%, 1/2/07 (cost-$2,772,630)		2,772,630
	Total Investments (cost-$145,664,703)	99.4%	174,127,131
	Other assets less liabilities	0.6	1,074,022
	Net Assets	100.0%	$175,201,153

(a)  Non-income producing.

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$145,664,703)	$174,127,131
Cash	2,338
Receivable for investments sold	1,525,692
Dividends receivable	213,988
Receivable from shares of beneficial interest sold	12,276
Prepaid expenses	12,151
Total Assets	175,893,576

Liabilities:
Payable for investments purchased	316,399
Deferred trustees’ retirement plan expense	120,332
Investment advisory fee payable	118,624
Payable for shares of beneficial interest redeemed	87,494
Accrued expenses	49,574
Total Liabilities	692,423
Net Assets	$175,201,153

Composition of Net Assets:
Beneficial interest of shares of $0.01 par value (unlimited number authorized)	$47,684
Paid-in-capital in excess of par	110,713,113
Dividends in excess of net investment income	(103,493)
Accumulated net realized gain on investments	36,081,421
Net unrealized appreciation of investments	28,462,428
Net Assets	$175,201,153
Shares outstanding	4,768,387
Net asset value, offering price and redemption price per share	$36.74

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Dividends (net of foreign withholding taxes of $2,098)	$1,391,780
Interest	168,143
Total investment income	1,559,923
Expenses:
Investment advisory fees	1,440,238
Trustees’ fees and expenses	53,067
Shareholder communications	44,365
Custodian fees	43,004
Transfer agent fees	34,736
Audit and tax services	24,293
Legal fees	18,366
Insurance expense	6,563
Miscellaneous	5,110
Total expenses	1,669,742
Less: custody credits earned on cash balances	(4,103)
Net expenses	1,665,639
Net investment loss	(105,716)
Realized and Change in Unrealized Gain:
Net realized gain on investments	36,244,865
Net change in unrealized appreciation/depreciation of investments	5,154,542
Net realized and change in unrealized gain on investments	41,399,407
Net increase in net assets resulting from operations	$41,293,691

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
Operations:
Net investment loss	$(105,716)	$(726,029)
Net realized gain on investments	36,244,865	14,665,703
Net change in unrealized appreciation/depreciation of investments	5,154,542	(18,180,565)
Net increase (decrease) in net assets resulting from operations	41,293,691	(4,240,891)
Distributions to Shareholders from net realized gains	(10,879,114)	(34,583,610)
Share Transactions:
Net proceeds from the sale of shares	13,490,308	10,247,839
Reinvestment of distributions	10,879,114	34,583,610
Cost of shares redeemed	(69,727,418)	(91,181,516)
Net decrease in net assets from share transactions	(45,357,996)	(46,350,067)
Total decrease in net assets from share transactions	(14,943,419)	(85,174,568)
Net Assets:
Beginning of year	190,144,572	275,319,140
End of year including dividends in excess of net investment income of $(103,493) and $(101,672), respectively,	$175,201,153	$190,144,572
Shares Issued and Redeemed:
Issued	401,984	333,146
Issued in reinvestment of distributions	329,071	1,169,948
Redeemed	(2,042,175)	(3,039,456)
Net decrease	(1,311,120)	(1,536,362)

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$31.28	$36.15	$30.68	$21.52	$32.26
Investment Operations:
Net investment income (loss)	(0.03)	(0.12)	(0.11)	0.05	0.03
Net realized and change in unrealized gain (loss) on investments	7.36	(0.13)	5.59	9.12	(6.18)
Total income (loss) from investment operations	7.33	(0.25)	5.48	9.17	(6.15)
Dividends and Distributions to Shareholders from:
Net investment income	—	—	(0.01)	(0.01)	(0.02)
Net realized gains	(1.87)	(4.62)	—	—	(4.57)
Total dividends and distributions to shareholders	(1.87)	(4.62)	(0.01)	(0.01)	(4.59)
Net asset value, end of year	$36.74	$31.28	$36.15	$30.68	$21.52
Total Return (1)	24.08%	0.06%	17.88%	42.65%	(21.64)%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$175,201	$190,145	$275,319	$248,950	$174,593
Ratio of expenses to average net assets (2)	0.93%	0.92%	0.91%	0.93%	0.91%
Ratio of net investment income (loss) to average net assets	(0.06)%	(0.32)%	(0.30)%	0.23%	0.12%
Portfolio Turnover	99%	94%	102%	136%	147%

(1)          Assumes reinvestment of all dividends and distributions.

(2)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1G in Notes to Financial Statements).

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Income Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio (the “Portfolio”). OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at the time of purchase.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in sixty days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2006, the Portfolio’s payable in connection with the Plan was $120,332, of which $9,399 was accrued during the year ended December 31, 2006.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term securities, aggregated $178,112,994 and $237,428,832, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2006	2005
Ordinary income	—	$15,054,037
Long-term capital gains	$10,879,114	19,529,573

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(4)  Income Tax Information (continued)

At December 31, 2006, tax basis distributable earnings of $36,228,690 was comprised of $11,603,175 of ordinary income and $24,625,515 from long-term capital gains.

For the year ended December 31, 2006, the permanent differences were primarily attributable to the reclassification of net operating loss. These adjustments were to increase undistributed net investment income by $103,895, decrease accumulated net realized gains by $72,030 and decrease paid-in capital by $31,865.

The cost basis of portfolio securities for federal income tax purposes is $145,811,971. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $30,997,908; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,682,748; net unrealized appreciation for federal income tax purposes is $28,315,160.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Small Cap Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Small Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Small Cap Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2007

Premier VIT
OpCap Small-Cap Portfolio

December 31, 2006

Federal Tax Information (unaudited)

The Portfolio paid long-term capital gains of $1.86573 per share during the year ended December 31, 2006.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 22 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President,Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996 –2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

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Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Global Equity Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Global Equity Portfolio (the “Portfolio”) for the year ended December 31, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

•                  OpCap Global Equity Portfolio seeks long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

•                  For the one-year period ended December 31, 2006, the Portfolio returned 21.06% compared to the 20.06% return of its benchmark, the MSCI World Index.

•                  The global stock market delivered another year of solid gains, outperforming the US market return of 15.79% (S&P 500 Index). While still taking note of US monetary policy and changes in the housing climate non-US markets showed an increasing independence.

•                  The Portfolio’s strong relative performance was due in part to stock selection in the energy sector. Portfolio holdings Chevron and ConocoPhilips are integrated oil companies that posted double-digit gains in the year. Another standout in this area was Brazilian oil company Petroleo Brasileiro.

•                  Stock selection in the materials sector also contributed to relative returns. The Portfolio saw particularly strong returns from its investment in Boehler-Uddeholm and Fletcher Building.

•                  Relative performance was hindered over the reporting period by disappointing stock selection in the financials sector. For example, several of the Japanese holdings in this area delivered lackluster results, including Nomura Holdings and Shizuoka Bank.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	5 year*	10 year*	Inception*† (3/1/95)
OpCap Global Equity Portfolio	21.06%	9.64%	8.86%	10.31%
MSCI World Index	20.06%	10.49%	8.08%	9.76%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio began operations on 3/1/95. Index comparisons began on 2/28/95.

Prior to November 1, 2006, performance data for the MSCI Index was calculated gross of dividend tax withholding. Performance data presently shown for the Index is net of dividend tax withholding. This recalculation results in lower performance for the Index.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,143.80	$6.75
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,018.90	$6.36

Expenses are equal to the Portfolio’s annualized expense ratio of 1.25%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Countries as of 12/31/06
(% of net assets)

United States	39.1%
Japan	11.0%
United Kingdom	9.5%
France	8.8%
Switzerland	7.7%
Germany	5.5%
Sweden	3.9%
Italy	2.6%
Austria	2.3%
Norway	2.3%

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006

Shares		Value
	COMMON STOCK — 99.8%
	AUSTRIA — 2.3%
	Metals & Mining — 1.5%
2,600	Boehler-Uddeholm AG	$181,633
	Utilities — 0.8%
2,900	Zumtobel AG (a)	92,379
	Total Austria	274,012
	BERMUDA — 1.6%
	Insurance — 1.6%
3,200	Renaissance RE Holdings Ltd.	192,000
	BRAZIL — 0.8%
	Oil & Gas — 0.8%
900	Petroleo Brasileiro S.A. ADR	92,691
	CAYMAN ISLANDS — 1.7%
	Oil & Gas — 1.7%
3,400	GlobalSantaFe Corp.	199,852
	FRANCE — 8.8%
	Aerospace — 1.6%
2,850	Zodiac S.A.	191,035
	Banking — 1.3%
1,450	BNP Paribas S.A.	157,690
	Building/Construction — 2.0%
1,600	Lafarge S.A.	237,752
	Insurance — 2.9%
5,050	AXA	203,504
1,250	CNP Assurances	139,116
		342,620
	Retail — 1.0%
850	PPR S.A.	126,692
	Total France	1,055,789
	GERMANY — 5.5%
	Banking — 1.2%
1,100	Deutsche Bank AG	146,089
	Chemicals — 1.0%
4,800	Symrise AG (a)(b)	123,515
	Retail — 1.4%
3,300	Adidas AG	164,302
	Utilities — 1.9%
2,025	RWE AG	$222,006
	Total Germany	655,912
	ITALY — 2.6%
	Banking — 2.6%
22,550	Banca Intesa SpA	173,607
16,350	UniCredito Italiano SpA	142,879
		316,486
	JAPAN — 11.0%
	Automotive — 1.3%
2,300	Toyota Motor Corp	153,906
	Banking — 1.4%
17,500	Shizuoka Bank Ltd.	173,363
	Electronics — 1.4%
1,700	Fanuc Ltd.	166,813
	Financial Services — 2.2%
8,300	Nomura Holdings, Inc.	156,551
21	Osaka Securities Exchange Co., Ltd.	104,958
		261,509
	Insurance — 0.8%
25,400	Fuji Fire & Marine Insurance Co.	94,559
	Leisure — 1.5%
6,800	Sega Sammy Holdings, Inc.	182,765
	Machinery — 0.8%
700	SMC Corp.	99,050
	Metals & Mining — 0.7%
8,200	NSK Ltd.	80,766
	Retail — 0.9%
3,200	Aeon Co., Ltd.	69,199
400	Yamada Denki Co., Ltd.	33,947
		103,146
	Total Japan	1,315,877
	LIBERIA — 1.4%
	Leisure — 1.4%
4,100	Royal Caribbean Cruises Ltd.	169,658

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Shares		Value
	NEW ZEALAND — 1.6%
	Building & Construction — 1.6%
24,600	Fletcher Building Ltd.	$191,464
	NORWAY — 2.3%
	Insurance — 1.5%
13,900	Storebrand ASA	176,207
	Oil & Gas — 0.8%
6,650	Prosafe ASA	94,214
	Total Norway	270,421
	SWEDEN — 3.9%
	Banking — 1.0%
3,200	Swedbank AB	116,092
	Manufacturing — 2.9%
11,600	Sandvik AB	168,214
9,800	SKF AB	180,512
		348,726
	Total Sweden	464,818
	SWITZERLAND — 7.7%
	Drugs & Medical Products — 3.5%
2,200	Novartis AG	126,262
1,650	Roche Holding AG	294,929
		421,191
	Financial Services — 2.4%
4,100	Credit Suisse Group	285,574
	Food — 1.8%
600	Nestle SA	212,624
	Total Switzerland	919,389
	UNITED KINGDOM — 9.5%
	Banking — 2.0%
13,300	HSBC Holdings PLC	242,140
	Gaming — 0.1%
206	Ladbrokes PLC	1,680
	Retail — 2.2%
30,100	Debenhams PLC	111,519
4,450	Next PLC	156,458
		267,977
	Software — 1.7%
38,100	Sage Group PLC	201,559
	Telecommunications — 3.5%
30,300	BT Group PLC	$179,074
88,800	Vodafone Group PLC	245,320
		424,394
	Total United Kingdom	1,137,750
	UNITED STATES — 39.1%
	Banking — 2.4%
4,100	Bank of New York Co., Inc.	161,417
1,600	Capital One Financial Corp.	122,912
		284,329
	Building & Construction — 1.2%
5,600	D.R. Horton, Inc.	148,344
	Commercial Services — 1.3%
3,900	ChoicePoint, Inc. (a)	153,582
	Computers — 2.3%
4,500	Dell, Inc. (a)	112,905
12,500	EMC Corp. (a)	165,000
		277,905
	Cosmetics — 1.3%
2,400	Colgate-Palmolive Co.	156,576
	Distribution — 1.0%
1,700	CDW Corp.	119,544
	Diversified Manufacturing — 2.5%
2,150	Eaton Corp.	161,551
1,775	Parker Hannifin Corp.	136,462
		298,013
	Financial Services — 5.7%
4,200	Countrywide Financial Corp.	178,290
3,100	JPMorgan Chase & Co.	149,730
2,500	MBIA, Inc.	182,650
1,800	Merrill Lynch & Co., Inc.	167,580
		678,250
	Healthcare — 3.8%
4,600	UnitedHealth Group, Inc.	247,158
2,700	Wellpoint, Inc. (a)	212,463
		459,621
	Insurance — 2.8%
3,400	AFLAC, Inc.	156,400
2,800	Allstate Corp.	182,308
		338,708
	Oil & Gas-5.1%
2,550	Chevron Corp.	187,502

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Shares			Value
5,950	ConocoPhillips		$428,103
			615,605
	Retail — 4.8%
9,400	Dollar General Corp.		150,964
3,400	Walgreen Co		156,026
3,900	Wal Mart Stores, Inc.		180,102
2,300	Tiffany & Co.		90,252
			577,344
	Software — 0.5%
1,900	Microsoft Corp.		56,734
	Telecommunications — 3.5%
4,950	AT&T, Inc.		176,963
11,700	Motorola, Inc.		240,552
			417,515
	Utilities — 0.9%
1,250	Dominion Resources, Inc.		104,800
	Total United States		4,686,870
	Total Investments (cost-$10,239,503) (c)	99.8%	11,942,989
	Other assets less liabilities	0.2	26,302
	Net Assets	100.0%	$11,969,291

(a)          Non-income producing.

(b)         144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)          Securities with an aggregate value of $7,256,119 which represents 60.7% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

ADR - American Depositary Receipts

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$10,239,503)	$11,942,989
Foreign currency (cost-$592)	592
Receivable for investments sold	404,725
Dividends receivable	20,360
Tax reclaims receivable	5,452
Receivable due from Investment Adviser	546
Prepaid expenses	1,810
Total Assets	12,376,474

Liabilities:
Payable to custodian	26,848
Payable for investments purchased	301,625
Payable for shares of beneficial interest redeemed	29,899
Deferred trustees’ retirement plan expense	19,263
Accrued expenses	29,548
Total Liabilities	407,183
Net Assets	$11,969,291

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$6,595
Paid-in-capital in excess of par	7,395,683
Undistributed net investment income	76,717
Accumulated net realized gain on investments	2,786,272
Net unrealized appreciation of investments and foreign currency transactions	1,704,024
Net Assets	$11,969,291
Shares outstanding	659,484
Net asset value, offering price and redemption price per share	$18.15

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Dividends (net of foreign withholding taxes of $26,449)	$308,388
Interest	5,902
Total investment income	314,290
Expenses:
Investment advisory fees	113,948
Custodian fees	83,841
Shareholder communications	18,947
Audit and tax services	9,669
Transfer agent fees	9,145
Trustees’ fees and expenses	5,697
Insurance expense	1,664
Legal fees	1,095
Miscellaneous	1,656
Total expenses	245,662
Less: investment advisory fees waived	(65,811)
custody credits earned on cash balances	(1,822)
Net expenses	178,029
Net investment income	136,261
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,801,844
Foreign currency transactions	(40,806)
Net change in unrealized appreciation/depreciation of:
Investments	97,716
Foreign currency transactions	4,053
Net realized and unrealized gain on investments and foreign currency transactions	2,862,807
Net increase in net assets resulting from operations	$2,999,068

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
Operations:
Net investment income	$136,261	$207,173
Net realized gain on investments and foreign currency transactions	2,761,038	2,941,074
Net change of unrealized appreciation/depreciation on investments and foreign currency transactions	101,769	(1,665,055)
Net increase in net assets resulting from operations	2,999,068	1,483,192
Dividends and Distributions to Shareholders from:
Net investment income	(164,066)	(92,081)
Net realized gains	(1,918,954)	—
Total dividends and distributions to shareholders	(2,083,020)	(92,081)
Share Transactions:
Net proceeds from the sales of shares	781,293	3,373,936
Reinvestment of dividends and distributions	2,083,020	92,081
Cost of shares redeemed	(10,801,188)	(13,241,753)
Net decrease in net assets from share transactions	(7,936,875)	(9,775,736)
Total decrease in net assets	(7,020,827)	(8,384,625)
Net Assets:
Beginning of year	18,990,118	27,374,743
End of year (includes undistributed net investment income of $76,717 and $145,327, respectively)	$11,969,291	$18,990,118
Shares Issued and Redeemed:
Issued	47,381	216,756
Issued in reinvestment of dividends and distributions	132,507	5,773
Redeemed	(652,189)	(831,139)
Net decrease	(472,301)	(608,610)

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2006		2005		2004	2003		2002
Net asset value, beginning of year	$16.78		$15.73		$14.05	$10.76		$13.09
Income (loss) from Investment Operations:
Net investment income	0.20		0.18		0.05	0.09		0.13
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	3.05		0.92		1.70	3.28		(2.40)
Total income (loss) from investment operations	3.25		1.10		1.75	3.37		(2.27)
Dividends and Distributions to Shareholders from:
Net investment income	(0.15)		(0.05)		(0.07)	(0.08)		(0.06)
Net realized gains	(1.73)		—		—	—		—
Total dividends and distributions to shareholders	(1.88)		(0.05)		(0.07)	(0.08)		(0.06)
Net asset value, end of year	$18.15		$16.78		$15.73	$14.05		$10.76
Total Return (1)	21.06%		7.03%		12.53%	31.55%		(17.41)%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$11,969		$18,990		$27,375	$26,102		$22,355
Ratio of expenses to average net assets (2)	1.26	%(3)	1.27	%(3)	1.26%	1.26	%(3)	1.15%
Ratio of net investment income to average net assets .	0.96	%(3)	0.84	%(3)	0.41%	0.75	%(3)	0.72%
Portfolio Turnover	93%		79%		98%	152%		70%

(1)          Assumes reinvestment of all dividends and distributions.

(2)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1 (I) in Notes to Financial Statements).

(3)          During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.72% and 0.50% , respectively, for the year ended December 31, 2006; 1.31% and 0.80%, respectively, for the year ended December 31, 2005; 1.27% and 0.73%, respectively, for the year ended December 31, 2003.

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio (the “Portfolio”), OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long term capital appreciation through pursuit of a global investment strategy including equity securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Portfolio will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

(F)  Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(G)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2006, the Portfolio’s payable in connection with the Plan was $19,263, of which $953 was accrued during the year ended December 31, 2006.

(I) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% or average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”) to

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term securities, aggregated $12,998,355 and $22,743,756, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2006	2005
Ordinary income	$164,066	$92,081
Long-term capital gains	1,918,954	—

At December 31, 2006, tax basis distributable earnings of $2,897,042 was comprised of $1,096,164 from ordinary income and $1,800,878 from long-term capital gains.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized foreign currency losses of $193, arising after October 31, 2006. Such losses are treated as arising on January 1, 2007.

For the year ended December 31, 2006, the permanent differences were primarily attributable to the differing treatment of foreign currency transactions. These adjustments were to decrease undistributed net investment income and increase accumulated realized gains by $40,806.

The cost of securities for federal income tax purposes is $10,253,973. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,818,528; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $129,512; net unrealized appreciation for federal income tax purposes is $1,689,016.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(5)  Legal Proceedings (continued)

United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Global Equity Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Global Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Global Equity Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2007

Premier VIT
OpCap Global Equity Portfolio

December 31, 2006

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $0.1484 per share and long-term capital gains of $1.73572 per share during the year ended December 31, 2006.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996 –2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Managed Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Managed Portfolio (the “Portfolio”) for the year ended December 31, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2006 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Advisers have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by
Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Advisers will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Advisers may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

•                  OpCap Managed Portfolio seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on Oppenheimer Capital’s and PIMCO’s assessments of the relative outlook for such investments.

•                  For the one-year period ended December 31, 2006, the Portfolio returned 9.65% compared to the 15.79% return of the benchmark, the S&P 500 Index.

•                  After wandering through the first half of the year stocks rallied to end 2006 with solid gains. Value continued to outperform growth in this environment and small caps outperformed large caps. Bonds also performed well in 2006, despite a difficult environment in the first half of the year. Riskier assets, such as corporates and emerging market bonds, led the fixed income market.

•                  The Portfolio delivered positive absolute returns but trailed the Index for the year. This relative performance was due in part to underweight exposure and disappointing stock selection in the energy sector. Energy continued to perform in 2006, supported by relatively high oil prices. Several of our holdings in this area returned solid gains, including ConocoPhilips. Others underperformed, however,, such as Peabody Energy and Arch Coal.

•                  Relative performance was also hindered by stock selection in the financial sector. For example, Capital One Financial fell on concern over default rates among sub-prime lenders.

•                  The Portfolio’s diversified mix of higher quality fixed income holdings added to relative performance.

•                  Strong stock selection in technology also contributed to performance. Standouts included Cisco Systems and Apple.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	5 year*	10 year*	Inception* (8/1/88)†
OpCap Managed Portfolio	9.65%	5.29%	6.39%	12.45%
S&P 500 Index	15.79%	6.19%	8.42%	11.86%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio began operations on 8/1/88. Index comparisons began on 7/31/88.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,084.20	$5.04
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.37	$4.89

Expenses are equal to the Portfolio’s annualized expense ratio of 0.96%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries (equity securities) as of 12/31/06 (% of net assets)

Financial Services	8.8%
Oil & Gas	6.4%
Retail	6.0%
Drugs & Medical Products	5.5%
Telecommunications	5.1%
Healthcare & Hospitals	4.8%
Semi-conductors	4.0%
Building/Construction	3.1%
Networking	3.0%
Diversified Manufacturing	2.7%

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006

Shares		Value
	COMMON STOCK — 60.1%
	Automotive — 1.2%
44,800	Harley-Davidson, Inc.	$3,157,056
	Banking — 1.5%
68,700	Wachovia Corp.	3,912,465
	Building/Construction — 3.1%
106,100	Centex Corp.	5,970,247
79,880	DR Horton, Inc.	2,116,021
		8,086,268
	Computers — 2.6%
159,000	Hewlett-Packard Co.	6,549,210
	Diversified Manufacturing — 2.7%
22,400	Parker Hannifin Corp.	1,722,112
173,400	Tyco International Ltd.	5,271,360
		6,993,472
	Drugs & Medical Products — 5.5%
92,300	Biogen Idec, Inc. (a)	4,540,237
62,300	Roche Holdings Ltd. ADR	5,569,620
77,300	Wyeth	3,936,116
		14,045,973
	Financial Services — 8.8%
33,800	Capital One Financial Corp.	2,596,516
124,900	Countrywide Financial Corp.	5,302,005
84,800	JPMorgan Chase & Co.	4,095,840
52,500	MBIA, Inc.	3,835,650
197,000	Wells Fargo & Co.	7,005,320
		22,835,331
	Healthcare & Hospitals — 4.8%
85,300	Aetna, Inc.	3,683,254
160,800	UnitedHealth Group, Inc.	8,639,784
		12,323,038
	Metals & Mining — 1.6%
135,100	Arch Coal, Inc.	4,057,053
	Networking — 3.0%
285,600	Cisco Systems, Inc. (a)	7,805,448
	Oil & Gas — 6.4%
104,200	ConocoPhillips	7,497,190
95,100	Exxon Mobil Corp.	7,287,513
29,800	GlobalSantaFe Corp.	1,751,644
		16,536,347
	Retail — 6.0%
94,800	Best Buy Co., Inc.	$4,663,212
161,800	Federated Department Stores, Inc.	6,169,434
165,800	TJX Companies, Inc.	4,728,616
		15,561,262
	Semi-conductors — 4.0%
657,662	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,188,246
112,300	Texas Instruments, Inc.	3,234,240
		10,422,486
	Software — 1.7%
322,560	EMC Corp. (a)	4,257,792
	Telecommunications — 5.1%
67,300	AT&T, Inc.	2,405,975
60,620	NII Holdings, Inc. (a)	3,906,353
76,100	Motorola, Inc.	1,564,616
235,700	Nokia Corp. ADR	4,789,424
40,043	Windstream Corp.	569,411
		13,235,779
	Transportation — 2.1%
58,600	Union Pacific Corp.	5,392,372
	Total Common Stock (cost-$134,505,596)	155,171,352

Principal Amount (000)		Credit Rating (Moody’s/S&P)*
	CORPORATE BONDS & NOTES — 4.6%
	Airlines — 0.8%
	United Air Lines, Inc. (b),
$ 1,861	8.03%, 7/1/11	B3/B	2,028,282
398	11.56%, 5/27/24 (f)	NR/NR	71,581
			2,099,863
	Banking — 1.9%
	Bank of America Corp., FRN,
1,300	5.36%, 12/18/08	Aa1/AA	1,299,851
100	5.38%, 11/6/09	Aa2/AA-	99,995
¥200,000	Landwirtsch Rentenbank, 0.65%, 9/30/08	Aaa/AAA	1,679,647

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	CORPORATE BONDS & NOTES (continued)
	Banking (continued)
	Lehman Brothers Holdings, Inc.,
$300	5.40%, 11/24/08	A1/A+	$300,045
600	5.46%, 4/3/09	A1/A+	600,620
100	Resona Bank Ltd., 5.85%, 4/15/16, FRN (e)	Baa1/BBB	97,646
400	Santander, 5.43%, 11/20/09, FRN	Aa3/AA-	399,958
400	Wachovia Corp., 5.625%, 10/15/16	A1/A	400,825
100	Westpac Banking Corp., 5.28%, 6/6/08, FRN	Aa3/AA-	100,026
			4,978,613
	Financial Services — 1.2%
300	Citigroup Global Markets, Inc., 5.41%, 12/26/08, FRN	Aa1/AA-	300,170
50	Ford Motor Credit Corp., 7.25%, 10/25/11	B1/B	48,963
	General Electric Capital Corp., FRN
800	5.40%, 1/5/09	Aaa/AAA	800,443
200	5.41%, 10/26/09	Aaa/AAA	199,922
400	5.42%, 10/6/10, Ser. A	Aaa/AAA	399,957
1,000	HSBC Capital Funding Corp., 9.547%, 6/30/10	A1/A	1,126,655
100	HSBC Finance Corp., 5.42%, 10/21/09, FRN	Aa3/AA-	100,013
200	Merrill Lynch & Co., Inc., 5.45%, 12/4/09, FRN	Aa3/AA-	199,971
			3,176,094
	Oil & Gas — 0.4%
200	El Paso Energy Group, 8.05%, 10/15/30	B2/B	222,000
100	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	106,500
100	Pemex Project Funding Trust, 5.75%, 12/15/15 (e)	Baa1/BBB	99,300
600	Sonat, Inc., 7.625%, 7/15/11	B2/B	636,000
			1,063,800
	Retail — 0.2%
$400	Walmart Stores, Inc., 5.265%, 6/16/08, FRN	Aa2/AA	$399,877
	Telecommunications — 0.1%
50	U.S. West Communications, Inc., 7.50%, 6/15/23	Ba1/BB+	50,375
	Total Corporate Bonds & Notes (cost-$11,283,610)		11,768,622
	MORTGAGE-RELATED SECURITIES — 5.5%
238	Bank of America Funding Corp., 4.11%, 5/25/35, FRN	NR/AAA	232,739
85	Countrywide Home Loans, 5.25%, 2/20/36	Aaa/AAA	84,332
700	Goldman Sachs Group, Inc., 5.406%, 12/23/08, FRN	Aa3/AA-	700,220
	Prime Mortgage Trust, FRN,
23	5.75%, 2/25/19	NR/AAA	23,366
50	5.75%, 2/25/34	NR/AAA	50,328
	Small Business Administration Co. Pass-Thru Certificates,
2,825	4.524%, 2/10/13	NR/NR	2,736,869
1,721	4.625%, 2/1/25	NR/NR	1,662,459
1,587	4.684%, 9/10/14	NR/NR	1,547,325
1,404	4.87%, 12/1/24	NR/NR	1,376,204
3,327	4.90%, 1/1/23	NR/NR	3,285,529
1,565	4.95%, 3/1/25	NR/NR	1,531,502
900	5.11%, 4/1/25	NR/NR	893,483
19	7.449%, 8/1/10	NR/NR	19,926
	Total Mortgage-Related Securities (cost-$14,595,344)		14,144,282
	MUNICIPAL BONDS & NOTES — 0.8%
	California — 0.6%
1,390	Golden State Tobacco Securization Corp., Tobacco Settlement Rev., 6.25%, 6/1/33	Baa3/BBB	1,552,700
	Texas — 0.2%
400	Lower Colorado River Auth. Texas Rev., 5.00%, 5/15/33 (AMBAC)	Aaa/AAA	417,835
	Total Municipal Bonds & Notes (cost-$1,831,575)		1,970,535

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Shares		Value
	PREFERRED STOCK (d)(e) — 0.3%
	Banking — 0.3%
68	DG Funding Trust, 7.613%	$714,850
100	SMFG Preferred Capital, 6.078%	99,290
	Total Preferred Stock (cost-$816,526)	814,140

	Principal Amount (000)		Credit Rating (Moody’s/S&P)*
		SOVEREIGN DEBT OBLIGATIONS — 0.3%
	$250	Federal Republic of Brazil, 7.875%, 3/7/15	Ba2/BB	278,500
	¥36,000	Republic of Italy, 3.80%, 3/27/08	Aa2/AA-	314,404
CAD	200	Quebec Province, 5.00%, 12/1/38	Aa2/A+	180,153
		Total Sovereign Debt Obligations (cost-$764,148)		773,057
		U.S. GOVERNMENT AGENCY SECURITIES — 14.4%
		Fannie Mae,
	$100	4.678%, 5/25/35		98,696
	4,102	5.00%, 6/1/18		4,041,327
	758	5.00%, 1/1/20		746,457
	979	5.00%, 4/1/21		962,560
	924	5.00%, 9/1/35		891,978
	5,904	5.00%, 3/1/36		5,701,270
	63	5.50%, 6/1/16		62,842
	113	5.50%, 1/1/17		113,165
	107	5.50%, 3/1/17		107,526
	11	5.50%, 2/1/33		10,770
	24	5.50%, 2/1/34		24,064
	22	5.50%, 5/1/34		21,559
	378	5.50%, 11/1/34		373,676
	8,915	5.50%, 2/1/35		8,820,103
	1,926	5.50%, 3/1/35		1,903,407
	345	5.50%, 6/1/35		341,492
	648	5.50%, 9/1/35		640,247
	5,000	5.50%, 12/1/99		4,940,625
	970	5.56%, 5/1/36.		978,039
	331	6.00%, 6/1/16.		335,566
	5	6.00%, 7/1/16		4,958
	6	6.00%, 8/1/16		5,635
	13	6.00%, 10/1/16		13,508
	207	6.00%, 12/1/16		210,696
	$9	6.00%, 1/1/17		$9,411
	8	6.00%, 2/1/17		7,725
	31	6.00%, 3/1/17		31,685
	105	6.00%, 4/1/17		106,720
	20	6.00%, 5/1/17		19,758
	7	6.00%, 7/1/17		6,790
	104	6.00%, 11/1/17		105,569
	35	6.00%, 9/1/32		34,875
	903	6.00%, 6/1/36		909,406
	30	6.00%, 8/1/36		30,528
	50	6.00%, 10/1/36		50,514
	170	6.158%, 9/1/40		172,983
	53	7.13%, 9/1/39		53,835
		Freddie Mac,
	744	4.50%, 10/15/22		737,889
	193	5.00%, 11/1/18		190,209
	200	5.50%, 6/12/08		200,020
	35	5.80%, 11/15/30		34,495
	58	5.864%, 2/25/45		58,068
	108	6.00%, 3/1/16		109,581
	129	6.00%, 8/15/32		128,980
	129	6.00%, 9/15/32		127,739
	1,000	6.00%, 12/1/99		1,007,188
	3	7.21%, 7/1/30		3,796
		Government National Mortgage Association,
	253	4.75%, 2/20/32		252,950
	80	5.125%, 10/20/29		81,049
	612	5.375%, 5/20/30		618,158
	110	5.50%, 7/20/30		110,622
	29	5.85%, 9/20/30		28,945
	14	6.00%, 11/20/28		14,452
	4	6.00%, 11/20/31		4,406
	609	6.00%, 6/20/34		616,755
		Total U.S. Government Agency Securities (cost-$37,676,374)		37,215,267
		U.S. TREASURY BONDS & NOTES — 1.6%
	610	2.00%, 1/15/26		574,032
	3,000	4.50%, 12/31/11		2,989,923
	600	4.75%, 12/31/08		599,297
		Total U.S Treasury Bonds & Notes (cost-$4,153,346)		4,163,252

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

	Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
		SHORT-TERM INVESTMENTS — 15.8%
		Corporate Notes — 2.9%
		Automotive — 0.3%
$800		DaimlerChrysler Holdings Co., 5.46%, 4/5/07, FRN	Aa1/AA	$779,570
		Banking — 0.4%
	1,000	Wells Fargo & Co., 5.43%, 3/23/07, FRN	Aa1/AA	1,000,308
		Financing — 2.1%
	100	American General Finance Corp., 5.46%, 4/5/07, FRN	A1/A+	100,040
	1,000	Bear Stearns Co., Inc., 5.53%, 1/16/07, FRN	NR/NR	1,000,064
	1,000	Caterpillar Financial Services Corp., 5.44%, 2/26/07, FRN	A2/A	1,000,333
		Citigroup Global Markets, Inc.,	Aa1/AA-	1,000,278
	1,000	5.43%, 3/16/07, FRN
		Ford Motor Credit Corp., FRN,
	1,000	6.19%, 9/28/07	B1/B	998,648
	500	6.32%, 3/21/07	B1/B	499,899
	900	Morgan Stanley Corp., 5.50%, 2/15/07	Aa3/A+	900,160
				5,499,422
		Telecommunications — 0.1%
	300	SBC Communications, 4.214%, 6/5/07 (e)	A2/NR	298,365
		Total Corporate Notes (cost-$7,565,249)		7,577,665
		Sovereign Bonds — 2.5%
	€2,770	Belgium Treasury Bills, 3.31%, 1/11/07	NR/NR	3,651,927
NZ$	2,700	Swedbank, 5.23%, 1/2/07	NR/NR	2,699,608
		Total Sovereign Bonds (cost-$6,248,798)		6,351,535
		U.S. Government Agency Securities — 4.4%
	$1,800	Fannie Mae, 5.275%, 1/31/07		1,792,511
	9,645	Federal Home Loan Bank, 4.80%, 1/2/07.		9,643,713
		Total U.S. Government Agency Securities (cost-$11,436,224)		11,436,224
		U.S. Treasury Bill (c) — 0.2%
	$640	4.79%, 3/15/07 (cost-$633,777)		$633,777
		Repurchase Agreement — 5.8%
	11,000	Credit Suisse First Boston dated 12/29/06, 4.80% due 1/2/07, proceeds 11,005,866 collateralized by $11,467,000 U.S. Treasury Note 4.00%, 6/15/09 valued at $11,291,864 including accrued interest (cost-$11,000,000)		11,000,000
	3,874	State Street Bank & Trust, dated 12/29/06, 4.90%, due 1/2/07, proceeds $3,876,109; collateralized by $3,985,000, Federal Home Loan Bank, 3.75%, 8/15/08, valued at $3,955,320 including accrued interest (cost-$3,874,000)		3,874,000
		Total Repurchase Agreements (cost-$14,874,000)		14,874,000
		Total Short-Term Investments (cost-$40,758,048)		40,873,201

Contracts/ Notional Amount
	OPTIONS PURCHASED (a) — 0.0%
	Call Options — 0.0%
	Swap Option 3 month LIBOR,
2,000,000	Strike rate 4.80%, expires 8/8/07	5,653
6,000,000	Strike rate 4.90%, expires 7/2/07	17,919
600,000	Strike rate 5.08%, expires 6/15/07	500
8,900,000	Strike rate 5.37%, expires 7/2/07	70,034
	Put Options — 0.0%	94,106
	Eurodollar Futures, Chicago Mercantile Exchange,
32	Strike price $91.25, expires 9/17/07	200
36	Strike price $91, expires 6/18/07	225
54	Strike price $ 91.25, expires 6/18/07	338
55	Strike price $ 91.25, expires 12/17/07	344
192	Strike price $92, expires 3/19/07	1,200
10	Strike price $92.25, expires 3/19/07	63

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Contracts/
Notional
Amount			Value
	OPTIONS PURCHASED (a) (continued)
	Put Options (continued)
	Eurodollar Futures, Chicago Mercantile Exchange,
200	Strike price $91.75, expires 3/17/08		$1,249
			3,619
	Total Options Purchased (cost-$73,141)		97,725
	Total Investments before options written (cost-$246,457,708) — 103.4%		266,991,433
	OPTIONS WRITTEN (a) — (0.0)%
	Call Options — (0.0)%
	Swap Option 3 month LIBOR,
100,000	Strike rate 4.85%, expires 6/15/07		(482)
100,000	Strike rate 4.85%, expires 7/2/07		(482)
1,000,000	Strike rate 4.90%, expires 8/8/07		(7,247)
3,000,000	Strike rate 5.00%, expires 7/2/07		(24,400)
2,900,000	Strike rate 5.50%, expires 7/2/07		(77,447)
	U.S. Treasury Notes 10 yr. Futures,
25	Strike price $116, expires 2/23/07		(1,953)
			(112,011)
	Put Options — (0.0)%
	Eurodollar Futures, Chicago Mercantile Exchange,
3	Strike price $95.25, expires 3/19/07		(4,275)

	U.S. Treasury Notes 10 yr. Futures,
$25	Strike price $110, expires 2/23/07		$(12,891)
			(17,166)
	Total Options Written (premiums received-$88,889)		(129,177)
	Total Investments net of options written (cost-$246,368,819)	103.4%	266,862,256
	Liabilities in excess of other assets	(3.4)	(8,674,453)
	Net Assets	100.0%	$258,187,803

*	Unaudited.
(a)	Non-income producing.
(b)	Issuer in default.
(c)	All or partial amount segregated as collateral for future contracts.
(d)	Illiquid security.
(e)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)	Fair-valued security.

Glossary:

CAD - Canadian Dollars

€ - Euros

¥ - Japenese Yen

NZ$ - New Zealand Dollars

ADR - American Depositary Receipts.

AMBAC - insured by American Municipal Bond Assurance Corp

FRN - Floating Rate Note - The interest rate disclosed reflects the rate in effect on December 31, 2006.

NR - Not Rated

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$246,457,708)	$266,991,433
Cash (including foreign currency of $482,976 with a cost of $483,301)	489,065
Premium for swaps purchased	134,648
Receivable for investments sold	1,819,099
Interest and dividends receivable	1,087,393
Unrealized appreciation on swaps	54,584
Unrealized appreciation on forward foreign currency contracts	26,594
Receivable for shares of beneficial interest sold	11,205
Receivable for variation margin on future contracts	2,986
Prepaid expenses	24,818
Total Assets	270,641,825

Liabilities:
Premium for swaps sold	36,142
Payable for investments purchased	11,387,913
Unrealized depreciation on swaps	101,733
Deferred Trustee’s retirement plan expense	360,445
Investment advisory fee payable	177,487
Options written, at value (premiums received-$88,889)	129,177
Payable for shares of beneficial interest redeemed	103,029
Payable for variation margin on future contracts	32,211
Unrealized depreciation on forward foreign currency contracts	23,261
Accrued expenses	102,624
Total Liabilities	12,454,022
Net Assets	$258,187,803

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$62,243
Paid-in-capital in excess of par	215,218,635
Undistributed net investment income	4,876,512
Accumulated net realized gain on investments	17,939,543
Net unrealized appreciation of investments, options written, swaps, futures and foreign currency transactions	20,090,870
Net Assets	$258,187,803
Shares outstanding	6,224,250
Net asset value, offering price and redemption price per share	$41.48

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Interest	$5,171,805
Dividends (net of foreign withholding taxes of $73,865)	2,465,164
Total investment income	7,636,969

Expenses:
Investment advisory fees	2,270,700
Custodian fees	107,356
Shareholder communications	93,225
Trustees’ fees and expenses	86,172
Transfer agent fees	44,300
Audit and tax services	40,450
Legal fees	31,250
Insurance expense	9,308
Miscellaneous	7,700
Total expenses	2,690,461
Less: custody credits earned on cash balances	(7,581)
Net expenses	2,682,880
Net investment income	4,954,089

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	19,195,335
Options written	280,453
Swaps	110,909
Futures	(594,544)
Foreign currency transactions	(579,541)
Net change in unrealized appreciation/depreciation of:
Investments	3,197,175
Options written	(82,466)
Swaps	(48,518)
Futures	(382,350)
Foreign currency transactions	101,093
Net realized and change in unrealized gain on investments, options written, swaps, futures and foreign currency transactions	21,197,546
Net increase in net assets resulting from investment operations	$26,151,635

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
Investment Operations:
Net investment income	$4,954,089	$4,949,554
Net realized gain on investments, options written, swaps, futures and foreign currency transactions	18,412,612	35,332,661
Net change in unrealized appreciation/depreciation of investments, options written, swaps, futures and foreign currency transactions	2,784,934	(22,433,768)
Net increase in net assets resulting from investment operations	26,151,635	17,848,447

Dividends and Distributions to Shareholders from:
Net investment income	(5,563,686)	(4,337,332)
Net realized gains	(34,393,361)	(11,722,520)
Total dividends and distributions to shareholders	(39,957,047)	(16,059,852)

Share Transactions:
Net proceeds from the sale of shares	2,144,832	6,112,149
Reinvestment of dividends and distributions	39,957,047	16,059,852
Cost of shares redeemed	(99,769,410)	(75,353,559)
Net decrease in net assets from share transactions	(57,667,531)	(53,181,558)
Total decrease in net assets	(71,472,943)	(51,392,963)

Net Assets
Beginning of year	329,660,746	381,053,709
End of year (including undistributed net investment income of $4,876,512 and $5,175,159, respectively)	$258,187,803	$329,660,746

Shares Issued and Redeemed
Issued	53,565	146,121
Issued in reinvestment of dividends and distributions	1,032,482	383,839
Redeemed	(2,513,821)	(1,796,526)
Net decrease	(1,427,774)	(1,266,566)

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$43.08	$42.73	$39.13	$32.77	$40.15

Investment Operations:
Net investment income	0.81	0.65	0.48	0.56	0.64
Net realized and change in unrealized gain (loss) on investments, options written, swaps, futures and foreign currency transactions	2.96	1.55	3.70	6.42	(7.32)
Total from investment operations	3.77	2.20	4.18	6.98	(6.68)

Dividends and Distributions to Shareholders from:
Net investment income	(0.75)	(0.50)	(0.58)	(0.62)	(0.70)
Net realized gains	(4.62)	(1.35)	—	—	—
Total dividends and distributions to shareholders	(5.37)	(1.85)	(0.58)	(0.62)	(0.70)
Net asset value, end of year	$41.48	$43.08	$42.73	$39.13	$32.77

Total Return (1)	9.65%	5.28%	10.77%	21.75%	(16.88)%

Ratio/Supplemental data:
Net assets, end of year (000’s)	$258,188	$329,661	$381,054	$413,796	$392,705
Ratio of expenses to average net assets (2)	0.95%	0.91%	0.92%	0.93%	0.88%
Ratio of net investment income to average net assets	1.75%	1.41%	1.09%	1.49%	1.57%
Portfolio Turnover	151%	171%	111%	215%	159%

(1)   Assumes reinvestment of all dividends and distributions.

(2)   Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(N) in Notes to Financial Statements).

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio (the “Portfolio”), OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long term capital appreciation through pursuit of a global investment strategy including equity securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Portfolio will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps, futures contracts and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(F)  Option Transactions

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(G)  Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities.

(H)  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(I)  Inflation-Indexed Bonds

The Portfolio may purchase inflation indexed bonds. Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

(J)  Interest Rate/Credit Default Swaps

The Portfolio may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes and/or to manage its interest rate and credit risk.

As a seller in a credit default swap contract, the Portfolio would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolio would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolio are included as part of net realized gain (loss) and/or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolio in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

perform or disagree as the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(K)  When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(L)  Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(M)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(N)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(O)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2006, the Portfolio’s payable in connection with the Plan was $360,445, of which $16,323 was accrued during the year ended December 31, 2006.

(2)  Investment Adviser/Sub-Adviser/Distributor

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio’s average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s equity investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services. In addition, pursuant to an agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the “Fixed Income Sub-Adviser”), an affiliate of the Investment Adviser, the Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Fixed Income Sub-Adviser for that portion of the Portfolio’s investments for which it provides investment advisory services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term and government securities, aggregated $129,986,066 and $315,476,484, respectively. For the year ended December 31, 2006, purchases and sales of government securities, aggregated $278,737,417 and 317,138,549, respectively.

(a) Transactions in options written for the year ended December 31, 2006:

	Contracts/ Notional Amount	Premiums
Options outstanding, December 31, 2005	6,000,236	$209,653
Options written	8,100,328	170,479
Options terminated in closing purchase transactions	(2,000,165)	(146,875)
Options expired	(5,000,346)	(144,368)
Options outstanding, December 31, 2006	7,100,053	$88,889

(b) Forward foreign currency contracts outstanding at December 31, 2006:

	Notional Amount (000)		U.S.$ Value on Origination Date	U.S.$ Value December 31, 2006	Unrealized Appreciation (Depreciation)
Purchased:
Euro, settling 1/2/07		€1	$1,837	$1,848	$11
Euro, settling 1/23/07		€500	654,030	660,621	6,591
Sold:
Canadian Dollars, settling 1/11/07	CAD	211	182,876	181,122	1,753
Euro, Settling 1/23/07		€2,531	3,320,801	3,344,062	(23,261)
Japanese Yen, Settling 2/15/07		¥172,598	1,477,419	1,459,180	18,239
					$3,333

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(3)  Investments in Securities (continued)

(c) Interest rate swap agreements outstanding at December 31, 2006:

				Rate Type
Counterparty Swap	Notional Amount (000)		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Barclay’s Bank	GBP	1,500	6/15/07	6 Month GBP LIBOR	5.00%	$(17,906)
Barclay’s Bank		$1,700	6/20/09	3 Month USD LIBOR	5.00%	(5,880)
BNP Paribus S.A.	EUR	600	10/15/10	French Consumer Price Index (excluding tobacco)	2.09%	10,047
Citi Bank	MXP	300	11/4/16	1 Month MXN TIIE-BANIXO	8.17%	620
Deutsche Bank	JPY	20,000	12/20/26	6 Month LIBOR	2.50%	(988)
Deutsche Bank	AUD	300	6/20/09	6 Month BBSW DUB	6.00%	(796)
Deutsche Bank	JPY	50,000	12/20/16	6 Month LIBOR	2.00%	(423)
HSBC	GBP	100	12/15/36	4.00%	6 Month GBP LIBOR	3,218
Lehman Brothers		$200	6/20/37	3 Month USD LIBOR	5.00%	(4,447)
Lehman Brothers	GBP	800	9/20/09	6 Month GBP LIBOR	4.50%	(27,521)
Merrill Lynch	BRL	138	1/4/10	3 Month BRL BRR CDI MYC	12.948%	871
Merrill Lynch	GBP	200	12/15/35	4.00%	6 Month GBP LIBOR	(157)
Morgan Stanley	BRL	277	1/4/10	3 Month BRL BRR CDI MYC	12.78%	1,057
Morgan Stanley	EUR	500	6/18/34	6 Month EBOR MYC	6.00%	23,144
Royal Bank of Canada	CAD	1,000	6/15/27	3 Month CAN BNKR ACCPT	4.50%	(1,525)
Royal Bank of Scottland		$900	6/20/09	3 Month USD LIBOR	5.00%	(6,839)
Royal Bank of Scottland		$1,400	6/20/37	3 Month USD LIBOR	5.00%	(35,251)
UBS	JPY 600,000		3/19/08	3 Month TIBOR	1.00%	13
						$(62,763)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(3)  Investments in Securities (continued)

(d) Credit default swap contracts outstanding at December 31, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Unrealized Appreciation
Barclay’s Bank Pemex	$1,000	7/20/11	0.83%	$14,037
Goldman Sachs Anadarko Petrolium	100	3/20/08	0.15%	52
J.P. Morgan Gazprom sp jpm	700	11/20/07	0.415%	890
Ford Motor Credit	100	3/20/07	2.00%	505
Morgan Stanley Russian Federation	100	6/20/07	0.46%	130
				$15,614

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(3)  Investments in Securities (continued)

(e)  Futures contracts outstanding at December 31, 2006:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Eurodollar Future March 2007	29	$ 6,864	3/19/07	$ (19,975)
Euribor Future March 2008	4	1,266	3/17/08	(2,837)
Euribor Future June 2008	2	633	6/16/08	(1,386)
Euribor Future September 2007	1	316	9/17/07	(610)
Euribor Future December 2007	2	633	12/17/07	(1,320)
Euribor Future June 2007	1	316	6/18/07	(363)
Eurodollar Future June 2007	144	34,117	6/18/07	(105,863)
Eurodollar Future September 2007	312	74,034	9/17/07	(175,575)
Eurodollar Future September 2007	208	1	9/14/07	(116)
Eurodollar Future December 2007	276	65,585	12/17/07	(63,025)
Eurodollar Future March 2008	16	3,804	3/17/08	(10,300)
Euroyen Future September 2007	1	208	9/14/07	(2,050)
Euroyen Future December 2007	1	208	12/17/07	(116)
Financial Future British Pound - 90 day, June 2007	4	623	6/20/07	(2,448)
Financial Future British Pound - 90 day, September 2007	7	1,091	9/19/07	(3,624)
Financial Future British Pound - 90 day, December 2007	10	1,558	12/19/07	(5,435)
Financial Future British Pound - 90 day, March 2008	2	312	3/19/08	(1,371)
Financial Future British Pound - 90 day, June 2008	2	312	6/18/08	(1,518)
Financial Future British Pound - 90 day, September 2008	2	312	9/17/08	(1,591)
U.S. Treasury 10 Year Note	2	215	3/21/07	(2,967)
Short: Eux Acall Eur Bund March 2007	(10)	—	2/21/07	1,372
Eux Acall Eur Bund March 2007	(3)	—	2/21/07	277
Eux Aput Eur Bund March 2007	(1)	—	2/21/07	—
Eux Aput Eur Bund March 2007	(1)	—	2/21/07	—
Eux Aput Eur Bund March 2007	(13)	(12)	2/21/07	(7,561)
U.S. Treasury Bond Futures	(25)	(2,786)	3/21/07	50,195
				$(358,207)

AUD – Australian Dollars

BRL – Brazilian Real

CAD – Canadian Dollars

EUR – Euro

GBP – British Pounds

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

MXP – Mexican Pesos

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(4)  Income Tax Information

The tax character of dividends and distributions paid during the years ended December 31 were:

	2006	2005
Ordinary Income	$ 16,797,221	$9,406,017
Long-Term Capital Gains	23,159,826	6,653,835

At December 31, 2006, the tax character of distributable earnings of $22,935,304 was comprised of $11,460,057 of ordinary income and $11,475,247 of long-term capital gains.

For the year ended December 31, 2006 permanent “book-tax” differences were primarily attributable to the differing treatment of foreign currency transactions, swap payments and paydowns. These adjustments were to increase undistributed net investment income and decrease accumulated realized gains by $310,950.

The cost basis of portfolio securities for federal income tax purposes is $246,538,321. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $25,255,202, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,802,090 net unrealized appreciation for federal income tax purposes is $20,453,112.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Managed Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Managed Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Managed Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2007

Premier VIT
OpCap Managed Portfolio

December 31, 2006

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $2.25835 per share and long-term capital gains of $3.11379 per share during the year ended December 31, 2006.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996-2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

(This page intentionally left blank)

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Mid Cap Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Mid Cap Portfolio (the “Portfolio”) for the year ended December 31, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2006 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

•                  OpCap Mid Cap Portfolio seeks long term capital appreciation through investment of at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $10 billion at the time of purchase that Oppenheimer Capital believes are undervalued.

•                  For the one-year period ended December 31, 2006, the Portfolio returned 13.06% compared to the 13.70% return of the benchmark, the Wilshire Target 750 MidCap Index.

•                  The general stock market continued to post gains in 2006, climbing 15.79% by year-end (as measured by the S&P 500 Index). Mid-caps underperformed the broad market over the period. Within mid-caps, value outperformed growth.

•                  The Portfolio’s strong stock selection in consumer discretionary helped relative performance over the period. The best performers in this area were ad agency holdings, including Lamar Advertising and WPP Group. Lamar gained on increased sales and the market’s appreciation in general for digital billboard potential.

•                  Relative performance was also aided by stock selection in industrials. For example, the Portfolio saw positive results from its investment in Continental Airlines. Continental stock rose on increased demand for air travel.

•                  Stock selection in the financial sector detracted from relative performance. Disappointing names in this area included insurance company Conseco and regional brokerage firm Piper Jaffray. Conseco eased back on market concerns following A.M. Best delaying its expected upgrade for the company, and on weakness in certain financial results.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	5 year*	Inception*† (2/9/98)
OpCap Mid Cap Portfolio	13.06%	14.03%	13.55%
Wilshire Target 750 MidCap Index	13.70%	11.78%	11.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assume reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

†  The Portfolio began operations on 2/9/98. Index comparisons began on 1/31/98.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,079.70	$5.24
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/06
(% of net assets)

Insurance	11.2%
Oil & Gas	7.7%
Banking	6.1%
Business Services	5.6%
Aerospace/Defense	5.0%
Healthcare & Hospitals	4.5%
Advertising	4.4%
Drugs & Medical Products	4.4%
Commercial Services	4.4%
Machinery/Engineering	4.3%

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006

Shares		Value
	COMMON STOCK — 93.9%
	Advertising — 4.4%
22,660	Lamar Advertising Co. (a)	$1,481,737
23,251	WPP Group PLC ADR	1,575,023
		3,056,760
	Aerospace/Defense — 5.0%
34,290	DRS Technologies, Inc.	1,806,397
19,299	Goodrich Corp.	879,069
22,165	Spirit Aerosystems Holdings, Inc. (a)	741,862
		3,427,328
	Airlines — 0.6%
25,919	Republic Airways Holdings, Inc. (a)	434,921
	Banking — 6.1%
8,900	M&T Bank Corp.	1,087,224
28,376	Prosperity Bancshares, Inc.	979,256
20,497	Signature Bank (a)	634,997
18,679	Zions Bancorp.	1,539,897
		4,241,374
	Building/Construction — 1.5%
40,325	D.R. Horton, Inc.	1,068,209
	Business Services — 5.6%
37,658	ChoicePoint, Inc. (a)	1,482,972
17,455	Dun & Bradstreet Corp. (a)	1,445,099
30,009	MoneyGram International, Inc.	941,082
		3,869,153
	Commercial Services — 4.4%
22,127	CDW Corp.	1,555,971
27,721	Weight Watchers International, Inc.	1,456,184
		3,012,155
	Computer Services — 1.4%
27,164	ManTech International Corp. (a)	1,000,450
	Drugs & Medical Products — 4.4%
24,548	Barr Pharmaceuticals, Inc. (a)	1,230,346
19,662	Invitrogen Corp. (a)	1,112,672
17,444	Omnicare, Inc.	673,862
		3,016,880
	Electronics — 3.8%
17,250	Amphenol Corp.	$1,070,880
59,304	Gentex Corp.	922,770
25,671	Jabil Circuit, Inc.	630,223
		2,623,873
	Financial Services — 3.3%
15,718	CIT Group, Inc.	876,593
21,990	MGIC Investment Corp.	1,375,255
		2,251,848
	Healthcare & Hospitals — 4.5%
14,702	Coventry Health Care, Inc. (a)	735,835
20,873	DaVita, Inc. (a)	1,187,256
24,130	Health Net, Inc. (a)	1,174,166
		3,097,257
	Insurance — 11.2%
10,384	Ambac Financial Group, Inc.	924,903
30,752	Conseco, Inc. (a)	614,425
28,442	OneBeacon Insurance Group Ltd. (a)	796,376
35,685	Platinum Underwriters Holdings Ltd.	1,104,094
23,138	Reinsurance Group of America, Inc.	1,288,787
25,670	RenaissanceRe Holdings Ltd.	1,540,200
32,000	StanCorp Financial Group, Inc.	1,441,600
		7,710,385
	Internet Software & Services — 2.0%
102,326	Digitas, Inc. (a)	1,372,192
	Iron & Steel — 1.3%
9,799	IPSCO, Inc.	919,832
	Machinery/Engineering — 4.3%
46,519	AMETEK, Inc.	1,481,165
42,506	Zebra Technologies Corp. (a)	1,478,784
		2,959,949
	Manufacturing — 2.2%
11,806	Actuant Corp.	562,556
53,754	Goodman Global, Inc. (a)	924,569
		1,487,125

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Shares		Value
	COMMON STOCK (continued)
	Measuring Instruments — 2.8%
43,527	Tektronix, Inc.	$1,269,682
14,100	Thermo Fisher Scientific, Inc. (a)	638,589
		1,908,271
	Oil & Gas — 7.7%
30,850	Canadian Oil Sands Trust	865,867
23,272	FMC Technologies, Inc. (a)	1,434,253
12,200	National-Oilwell Varco, Inc. (a)	746,396
44,197	Range Resources Corp.	1,213,650
38,598	Vectren Corp.	1,091,551
		5,351,717
	Real Estate — 1.3%
21,183	CBL & Associates Properties, Inc. (REIT)	918,283
	Retail — 4.0%
63,101	Dollar General Corp.	1,013,402
24,242	K-Swiss, Inc.	745,199
33,660	Ross Stores, Inc.	986,238
		2,744,839
	Semi-conductors — 2.4%
18,497	KLA-Tencor Corp.	920,226
81,141	Mattson Technology, Inc. (a)	756,234
		1,676,460
	Telecommunications — 1.2%
13,132	NII Holdings, Inc. (a)	846,226
	Transportation — 3.2%
75,064	UTI Worldwide, Inc.	2,244,414
	Trucks & Trailers — 1.2%
17,098	Oshkosh Truck Corp.	827,885
	Utilities — 4.1%
7,751	Dominion Resources, Inc.	649,844
39,151	DPL, Inc.	1,087,615
27,253	SCANA Corp.	1,107,017
		2,844,476
	Total Common Stock (cost-$61,672,777)	64,912,262

Principal Amount (000)			Value
	SHORT-TERM INVESTMENT — 5.9%
	U.S. Government Agency Discount Notes — 5.9%
$4,105	Federal Home Loan Bank 4.80%, 1/2/07 (cost-$4,104,453)		$4,104,453
	Total Investments (cost-$65,777,230)	99.8%	69,016,715
	Other assets less liabilities	0.2	129,481
	Net Assets	100.0%	$69,146,196

(a) Non-income producing.

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$65,777,230)	$69,016,715
Cash	2,113
Receivable for shares of beneficial interest sold	151,464
Dividends receivable	41,912
Prepaid expenses	707
Total Assets	69,212,911

Liabilities:
Investment advisory fee payable	37,541
Deferred trustees’ retirement plan expense	4,669
Payable for shares of beneficial interest redeemed	1,752
Accrued expenses	22,753
Total Liabilities	66,715
Net Assets	$69,146,196

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$44,391
Paid-in-capital in excess of par	64,085,278
Undistributed net investment income	109,933
Accumulated net realized gains	1,667,155
Net unrealized appreciation of investments and foreign currency transactions	3,239,439
Net Assets	$69,146,196
Shares outstanding	4,439,085
Net asset value, offering price and redemption price per share	$15.58

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Dividends (net of foreign withholding taxes of $4,931)	$333,289
Interest	151,958
Total investment income	485,247
Expenses:
Investment advisory fees	295,593
Custodian fees	35,067
Audit and tax services	11,230
Shareholder communications	9,125
Transfer agent fees	8,780
Legal fees	8,765
Trustees’ fees and expenses	7,958
Insurance expense	1,339
Miscellaneous	1,730
Total expenses	379,587
Less: investment advisory fees waived	(8,232)
custody credits earned on cash balances	(1,867)
Net expenses	369,488
Net investment income	115,759
Realized and Change in Unrealized Gain (Loss):
Net realized gain on:
Investments	1,690,690
Foreign currency transactions	56
Net change in unrealized appreciation/depreciation of :
Investments	1,071,969
Foreign currency transactions	(43)
Net realized and change in unrealized gain on investments and foreign currency transactions	2,762,672
Net increase in net assets resulting from investment operations	$2,878,431

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
Investment Operations:
Net investment income (loss)	$115,759	$(30,370)
Net realized gain on investments and foreign currency transactions	1,690,746	1,404,887
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	1,071,926	81,298
Net increase in net assets resulting from investment operations	2,878,431	1,455,815
Distributions to Shareholders from Net Realized Gains	(1,380,785)	(409,320)
Share Transactions:
Net proceeds from the sale of shares	65,793,562	459,000
Reinvestment of distributions	1,380,785	409,320
Cost of shares redeemed	(9,474,731)	(1,827,373)
Net increase (decrease) in net assets from share transactions	57,699,616	(959,053)
Total increase in net assets	59,197,262	87,442
Net Assets:
Beginning of year	9,948,934	9,861,492
End of year (including undistributed (dividends in excess of) net investment income of $109,933 and $(5,623), respectively)	$69,146,196	$9,948,934
Shares Issued and Redeemed:
Issued	4,372,437	31,715
Issued in reinvestment of distributions	94,769	28,785
Redeemed	(652,610)	(126,075)
Net increase (decrease)	3,814,596	(65,575)

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$15.93	$14.29	$14.27	$12.13	$13.46
Investment Operations:
Net investment income (loss)	0.03	(0.05)	(0.07)	0.00 *	0.00 *
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	1.89	2.29	2.78	3.84	(0.96)
Total from investment operations	1.92	2.24	2.71	3.84	(0.96)
Dividends and Distributions to Shareholders from:
Net investment income	—	—	(0.02)	—	—
Net realized gains	(2.27)	(0.60)	(2.67)	(1.70)	(0.37)
Total dividends and distributions to shareholders	(2.27)	(0.60)	(2.69)	(1.70)	(0.37)
Net asset value, end of year	$15.58	$15.93	$14.29	$14.27	$12.13
Total Return (1)	13.06%	16.18%	19.34%	32.42%	(7.07)%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$69,146	$9,949	$9,861	$11,635	$10,427
Ratio of expenses to average net assets (2)(3)	1.01%	1.07%	1.03%	1.02%	1.00%
Ratio of net investment income (loss) to average net assets (3)	0.31%	(0.32)%	(0.47)%	0.03%	0.00%**
Portfolio Turnover	100%	66%	60%	81%	93%

*      Less than $0.005 per share

**   Less than 0.005%

(1)   Assumes reinvestment of all dividends and distributions.

(2)   Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).

(3)   During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.03% and 0.29%, respectively for the year ended December 31, 2006; 1.54% and (0.79)% respectively for the year ended December 31, 2005; 1.30% and (0.74)%, respectively for the year ended December 31, 2004; 1.26% and (0.22)%, respectively for the year ended December 31, 2003 and 1.17% and (0.17)%, respectively for the year ended December 31, 2002.

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio (the “Portfolio”), OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long-term capital appreciation by investing at least 80% in equity securities of companies with market capitalization between $500 million and $8 billion at the time of purchase which the Investment Adviser believes are under valued in the market place.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Portfolio will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(D)  Foreign Currency Translations (continued)

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized depreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2006, the Portfolio’s payable in connection with the Plan was $4,669, of which $478 was accrued during the year ended December 31, 2006.

(H)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At December 31, 2006, 66.2% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3)  Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term securities, aggregated $86,500,801 and $34,161,888, respectively.

(4)  Income Taxes

The tax character of dividends and distributions paid during the years ended December 31 were:

	2006	2005
Ordinary income	$393,485	$ 14,169
Long-term capital gains	987,300	395,151

At December 31, 2006, the tax character of distributable earnings of $2,210,050 was comprised of $421,669 of ordinary income and $1,788,381 of long-term capital gains.

For the year ended December 31, 2006, the permanent differences were primarily attributable to the reclassification of distributions from real estate investment trusts. The adjustments were to decrease undistributed net investment income and increase accumulated net realized gains by $203.

The cost basis of portfolio securities of $66,205,525 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,870,107; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,058,917; net unrealized depreciation for federal income tax purposes is $2,811,190.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(5)  Legal Proceedings (continued)

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf -space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

OpCap Mid Cap Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Mid Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Mid Cap Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2007

Premier VIT

OpCap Mid Cap Portfolio

December 31, 2006

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $0.64771 per share and long-term capital gains of $1.62517 per share during the year ended December 31, 2006.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/ Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/ Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996-2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

(This page intentionally left blank)

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Renaissance Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Renaissance Portfolio (the “Portfolio”) for the year ended December 31, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

•                  OpCap Renaissance Portfolio seeks long-term capital appreciation and income through investment of at least 65% of its assets in common stocks of companies that Oppenheimer Capital believes are trading at prices below their intrinsic values and whose business fundamentals are expected to improve.

•                  For the one-year period ended December 31, 2006, the Portfolio returned 11.37% compared to 20.21% for the benchmark, the Russell Midcap Value Index.

•                  The general stock market continued to post gains in 2006, climbing 15.79% by year-end (as measured by the S&P 500 Index). Mid caps slightly underperformed the broad market for the period. Within mid caps, value continued to outperform growth.

•                  Effective November 1, 2006, David Phillips was named lead portfolio manager with Nick Frelinghuysen and Brad Holmes as co-portfolio managers. In addition, Colin Glinsman is responsible for overseeing the Fund’s management team.

•                  Relative performance was hindered over the period by several factors, including stock selection in the financial services sector, which was primarily driven by an underweighting of REITs. Other detractors include insurance companies Conseco and Marsh and McLennan.

•                  Underweight exposure to consumer staples also hurt relative performance. Consumer staples was a top-contributing sector in the index in 2006. During periods of volatility investors moved towards these more defensive areas.

•                  Stock selection in the energy sector contributed to absolute and relative performance. Standouts in this area included ConocoPhilips and Canadian Oil Sands Trust.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	Inception*† (7/10/02)
OpCap Renaissance Portfolio	11.37%	12.69%
Russell Midcap Value Index	20.21%	17.06%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio began operations on 7/10/02. Index comparisons began on 6/30/02.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,105.61	$5.31
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/06
(% of net assets)

Financial Services	10.4%
Utilities	8.7%
Insurance	8.4%
Banking	7.4%
Oil & Gas	6.8%
Real Estate	6.6%
Aerospace / Defense	6.0%
Retail	5.7%
Advertising	4.5%
Machinery	3.1%

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006

Shares		Value
	COMMON STOCK — 93.8%
	Advertising —1.7%
8,900	Lamar Advertising Co. (a)	$581,971
	Aerospace / Defense — 6.0%
12,600	DRS Technologies, Inc.	663,768
14,000	Goodrich Corp.	637,700
24,200	Spirit Aerosystems Holdings, Inc. (a)	809,974
		2,111,442
	Banking — 7.4%
14,900	Bank of New York Co., Inc.	586,613
4,300	M&T Bank Corp.	525,288
7,300	Wachovia Corp.	415,735
13,100	Zions Bancorp.	1,079,964
		2,607,600
	Commercial Services — 1.3%
11,200	ChoicePoint, Inc. (a)	441,056
	Computer Services — 1.5%
9,250	CACI International, Inc. (a)	522,625
	Consumer Products — 1.7%
9,400	Clorox Co.	603,010
	Containers & Packing — 0.9%
29,400	Smurfit-Stone Container Corp. (a)	310,464
	Diversified Manufacturing — 0.9%
4,200	Parker Hannifin Corp.	322,896
	Drugs & Medical Products — 2.5%
4,100	Barr Pharmaceuticals, Inc. (a)	205,492
6,600	Davita, Inc. (a)	375,408
3,600	WellPoint, Inc. (a)	283,284
		864,184
	Electronics — 2.0%
9,100	AMETEK, Inc.	289,744
2,500	Amphenol Corp.	155,200
15,500	Gentex Corp.	241,180
		686,124
	Financial Services — 10.4%
8,400	CIT Group, Inc.	$468,468
5,600	Citigroup, Inc.	311,920
8,800	Countrywide Financial Corp.	373,560
12,600	JPMorgan Chase & Co.	608,580
8,400	MBIA, Inc.	613,704
23,500	StanCorp Financial Group, Inc.	1,058,675
13,100	TD Ameritrade Holding Corp. (a)	211,958
		3,646,865
	Health & Hospitals — 0.8%
3,700	Laboratory Corp. of America Holdings (a)	271,839
	Healthcare — 3.0%
5,900	Coventry Health Care, Inc. (a)	295,295
15,900	Health Net, Inc. (a)	773,694
		1,068,989
	Insurance — 8.4%
6,400	AFLAC, Inc.	294,400
5,700	Ambac Financial Group, Inc.	507,699
30,500	Conseco, Inc. (a)	609,390
10,200	OneBeacon Insurance Group Ltd. (a)	285,600
3,800	PartnerRe Ltd.	269,914
14,240	Platinum Underwriters Holdings, Ltd.	440,586
9,300	Reinsurance Group of America, Inc.	518,010
		2,925,599
	Leisure — 2.9%
24,500	Royal Caribbean Cruises Ltd.	1,013,810
	Machinery — 3.1%
4,800	Joy Global, Inc.	232,032
24,900	Zebra Technologies Corp. (a)	866,271
		1,098,303
	Manufacturing — 1.1%
6,700	Invitrogen Corp. (a)	379,153
	Measuring Instruments — 2.0%
15,608	Tektronix, Inc.	455,285
5,600	Thermo Fisher Scientific, Inc. (a)	253,624
		708,909

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Shares			Value
	COMMON STOCK (continued)
	Oil & Gas — 5.7%
7,300	ConocoPhillips		$525,235
12,500	National-Oilwell Varco, Inc. (a)		764,750
16,700	Range Resources Corp.		458,582
8,719	Vectren Corp.		246,573
			1,995,140
	Real Estate — 6.6%
20,300	CBL & Associates Properties, Inc. (REIT)		880,005
7,400	Centex Corp.		416,398
9,100	Lennar Corp.		477,386
9,100	ProLogis (REIT)		553,007
			2,326,796
	Retail — 5.7%
18,900	Dollar General Corp.		303,534
5,800	Family Dollar Stores, Inc.		170,114
13,800	K-Swiss, Inc.		424,212
4,500	Ross Stores, Inc.		131,850
23,200	TJX Co., Inc.		661,664
6,600	Walgreen Co.		302,874
			1,994,248
	Semi-conductors — 0.6%
12,900	Fairchild Semiconductor International, Inc. (a)		216,849
	Software — 0.5%
4,600	ManTech International Corp. (a)		169,418
	Technology — 1.2%
6,000	CDW Corp.		421,920
	Telecommunications — 2.2%
18,000	AT&T, Inc.		643,500
5,500	Motorola, Inc.		113,080
			756,580
	Transportation — 3.0%
5,100	Union Pacific Corp.		469,302
19,200	UTI Worldwide, Inc.		574,080
			1,043,382
	Trucking — 2.0%
14,700	Oshkosh Truck Corp.		$711,774
	Utilities — 8.7%
8,600	Dominion Resources, Inc.		721,024
12,900	DPL, Inc.		358,362
26,900	Duke Energy Corp.		893,349
4,400	Entergy Corp.		406,208
6,800	SCANA Corp.		276,216
8,100	Wisconsin Energy Corp.		384,426
			3,039,585
	Total Common Stock (cost-$30,870,810)		32,840,531
	FOREIGN COMMON STOCK — 3.9%
	Norway — 1.1%
	Oil & Gas — 1.1%
27,000	Prosafe ASA (cost-$367,245)		382,522
	United Kingdom — 2.8%
	Advertising — 2.8%
73,400	WPP Group PLC (cost-$835,383)		990,889
	Total Foreign Common Stock (cost-$1,202,628)		1,373,411

Principal Amount (000)
	SHORT-TERM INVESTMENT — 9.1%
	Repurchase Agreement — 9.1%
$3,198	State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds: $3,199,741; collateralized by Fannie Mae, 3.25%, 2/15/09, valued at $3,262,462 (cost-$3,198,000)		3,198,000
	Total Investments (cost-$35,271,438) (b)	106.8%	37,411,942
	Liabilities in excess of other assets	(6.8)	(2,386,498)
	Net Assets	100.0%	$35,025,444

(a)                                  Non-income producing.

(b)                                 Securities with an aggregate value of $1,373,411 which represents 3.9% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$35,271,438)	$37,411,942
Cash	942
Dividends and interest receivable	36,896
Receivable for shares of beneficial interest sold	9,466
Prepaid expenses	9,005
Total Assets	37,468,251

Liabilities:
Payable for investments purchased	2,322,328
Payable for shares of beneficial interest redeemed	71,335
Investment advisory fee payable	14,209
Deferred trustees’ retirement plan expense	4,273
Accrued expenses	30,662
Total Liabilities	2,442,807
Net Assets	$35,025,444

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$22,753
Paid-in-capital in excess of par	29,713,389
Undistributed net investment income	230,105
Accumulated net realized gain on investments	2,918,580
Net unrealized appreciation of investments and foreign currency transactions	2,140,617
Net Assets	$35,025,444
Shares outstanding	2,275,284
Net asset value, offering price and redemption price per share	$15.39

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Dividends (net of foreign withholding taxes of $6,683)	$521,118
Interest	43,046
Total investment income	564,164

Expenses:
Investment advisory fees	260,420
Custodian fees	40,450
Shareholder communications	19,376
Audit and tax services	11,140
Transfer agent fees	9,392
Trustees’ fees and expenses	7,760
Insurance expense	2,235
Legal fees	1,825
Miscellaneous	3,006
Total expenses	355,604
Less: investment advisory fees waived	(23,990)
custody credits earned on cash balances	(6,090)
Net expenses	325,524
Net investment income	238,640

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,295,581
Foreign currency transactions	(3,791)
Net change in unrealized appreciation/depreciation of:
Investments	30,972
Foreign currency transactions	117
Net realized and change in unrealized gain on investments and foreign currency transactions	3,322,879
Net increase in net assets resulting from investment operations	$3,561,519

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
Investment Operations:
Net investment income	$238,640	$75,340
Net realized gain (loss) on investments and foreign currency transactions	3,291,790	(346,116)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	31,089	(1,682,862)
Net increase (decrease) in net assets resulting from investment operations	3,561,519	(1,953,638)
Dividends and Distributions to Shareholders from:
Net investment income	(77,189)	—
Net realized gains	—	(1,930,777)
Total dividends and distributions to shareholders	(77,189)	(1,930,777)
Share Transactions:
Net proceeds from the sale of shares	7,271,561	13,636,662
Reinvestment of dividends and distributions	77,189	1,930,777
Cost of shares redeemed	(10,646,216)	(16,413,867)
Net decrease in net assets from share transactions	(3,297,466)	(846,428)
Total increase (decrease) in net assets	186,864	(4,730,843)
Net Assets:
Beginning of year	34,838,580	39,569,423
End of year (including undistributed net investment income of $230,105 and $73,488, respectively)	$35,025,444	$34,838,580
Shares Issued and Redeemed:
Issued	495,998	1,001,513
Issued in reinvestment of dividends and distributions	5,402	141,551
Redeemed	(741,886)	(1,222,624)
Net decrease	(240,486)	(79,560)

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding through each period:

	Year Ended December 31,				For the period July 10, 2002* through December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$13.85	$15.25	$13.65	$8.79	$10.00
Investment Operations:
Net investment income (loss)	0.10	0.03	(0.02)	0.00 **	0.00	**
Net realized and unrealized gain (loss) on investments	1.47	(0.73)	2.29	4.97	(1.21)
Total from investment operations	1.57	(0.70)	2.27	4.97	(1.21)
Dividends and Distributions to Shareholders from:
Net investment income	(0.03)	—	—	0.00 **	—
Net realized gains	—	(0.70)	(0.67)	(0.11)	—
Total dividends and distributions to shareholders	(0.03)	(0.70)	(0.67)	(0.11)	—
Net asset value, end of period	$15.39	$13.85	$15.25	$13.65	$8.79
Total Return (1)	11.37%	(4.53)%	16.68%	56.53%	(12.10)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$35,025	$34,839	$39,569	$12,521	$900
Ratio of expenses to average net assets (2)(3)	1.02%	1.13%	1.14%	1.08%	1.06	%(4)
Ratio of net investment income to average net assets (3)	0.73%	0.20%	(0.14)%	0.04%	0.10	%(4)
Portfolio Turnover	110%	150%	88%	45%	36%

*	Commencement of operations.
**	Less than $0.005.
(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).
(3)

During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) would have been 1.09% and 0.66%, respectively, for the year ended December 31, 2006; 1.15% and 0.18%, respectively, for the year ended December 31, 2005; 1.17% and (0.18)%, respectively, for the year ended December 31, 2004; 1.71% and (0.59)%, respectively, for the year ended December 31, 2003; and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operations) through December 31, 2002.

(4)	Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (the “Portfolio”) and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long-term capital appreciation and income by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Portfolio invests a portion of its assets in income-producing stocks.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Portfolio will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE was open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transaction and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Foreign Currency Transactions

differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

(F)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(G)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(I)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2006, the Portfolio’s payable in connection with the Plan was $4,273, of which $1,723 was accrued during the year ended December 31, 2006.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

assets and 0.70% of average daily net assets thereafter. The Investment Adviser has contractually agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term securities, aggregated $34,999,093 and $38,017,832, respectively.

(4)  Income Tax Information

The tax character of dividends and distributions paid during the years ended December 31:

	2006	2005
Ordinary income	$77,189	$1,170,102
Long-term capital gains	—	760,675

At December 31, 2006, the tax character of distributable earnings of $3,223,452 was comprised of $1,335,137 ordinary income and $1,888,315 of long-term capital gains.

During the year ended December 31, 2006, the Portfolio utilized $320,013 of capital loss carryforwards. In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized currency losses of $142, arising after October 31, 2006. Such losses are treated as arising on January 1, 2007. For the year ended December 31, 2006, the permanent differences were primarily attributable to the differing treatment of foreign currencies and a reclassification of distributions from real estate investment trusts. These adjustments were to decrease undistributed net investment income and increase accumulated net realized gains by $4,834.

The cost basis of portfolio securities for federal income tax purposes is $35,341,787. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,122,471; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $52,316; net unrealized appreciation for federal income tax purposes is $2,070,155.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(5)  Legal Proceedings (continued)

Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf -space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

OpCap Renaissance Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Renaissance Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Renaissance Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period July 10, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2007

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996-2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

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Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

Premier VIT

OpCap Balanced Portfolio

Annual Report
December 31, 2006

2006 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the annual report for Premier VIT—OpCap Balanced Portfolio (the “Portfolio”) for the year ended December 31, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2006 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

•                  OpCap Balanced Portfolio seeks growth of capital and investment income through investment in equity and debt securities that Oppenheimer Capital believes are undervalued.

•                  For the one-year period ended December 31, 2006, the Portfolio returned 10.80% compared to 11.14%, for its benchmark 60% S&P 500/40% Merrill Lynch Corporate Bond Master Index.

•                  After wandering through the first half of the year stocks rallied to end 2006 with solid gains. Value continued to outperform growth in this environment and small caps outperformed large caps. The fixed income market also delivered positive performance, climbing 4.33% over the year.

•                  Relative performance was hurt over the reporting period by the Portfolio’s stock selection in consumer discretionary. For example, the Portfolio saw disappointing returns from its investment in Apollo Group, a for-profit education provider. Other names in this area included Royal Caribbean Cruises and Kohl’s.

•                  Stock selection in financials also had a negative impact on relative performance, despite the strong absolute returns. Insurer Hartford Financial Group lagged due to market concerns that the expected increases in property-casualty pricing following Hurricane Katrina turned out to be narrower than expected.

•                  The Portfolio’s fixed income allocation benefited from a shorter-than-Index duration in its short-and intermediate-term corporate bond holdings.

•                  Strong stock selection in healthcare helped relative performance. Aetna shares rose through the period on an increase in third-quarter earnings and a profit forecast for next year. UnitedHealth Group also contributed positively as the company and its stock began to recover from a series of incidents and actions that led to the ouster of its chairman.

Total Returns for the periods ended 12/31/06 (*Average Annual Total Return)

	1 year	5 year*	Inception*† (10/1/99)
OpCap Balanced Portfolio	10.80%	5.89%	6.07%
60% S&P 500 Index/ 40% Merrill Lynch Corporate Bond Master Index	11.14%	6.37%	4.86%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† The Portfolio began operations on 10/1/99. Index comparisons began on 9/30/99.

Shareholder Expense Example for the period ended 12/31/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,105.31	$5.31
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/06
(excluding short-term investments)
(% of net assets)

Financial Services	17.6%
Oil & Gas	8.8%
Telecommunications	8.2%
Drugs & Medical Products	6.9%
Insurance	5.7%
Healthcare	5.2%
Leisure	5.1%
Food & Beverage	4.1%
Banking	3.1%
Computers	2.9%

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006

Shares			Value
	COMMON STOCK — 72.6%
	Aerospace/Defense — 2.2%
7,400	Boeing Co.		$657,416
	Business Services — 1.5%
10,900	ChoicePoint, Inc. (a)		429,242
	Computers — 2.9%
6,900	Apple Computer, Inc. (a)		585,396
11,200	Dell, Inc. (a)		281,008
			866,404
	Computer Services — 2.1%
46,000	EMC Corp. (a)		607,200
	Drugs & Medical Products — 6.9%
15,200	Abbott Laboratories		740,392
14,600	Roche Holdings Ltd. ADR		1,305,240
			2,045,632
	Financial Services — 11.2%
27,500	Bank of New York Company, Inc. .		1,082,675
30,900	Countrywide Financial Corp.		1,311,705
9,900	Merrill Lynch & Co., Inc.		921,690
			3,316,070
	Food & Beverage — 2.9%
9,400	Coca-Cola Co		453,550
6,400	Colgate-Palmolive Co.		417,536
			871,086
	Healthcare — 5.2%
12,700	Aetna, Inc.		548,386
18,400	UnitedHealth Group, Inc.		988,632
			1,537,018
	Homebuilders — 2.9%
15,300	Centex Corp.		860,931
	Insurance — 5.0%
9,000	Ambac Financial Group, Inc.		801,630
2,500	Everest Re Group Ltd.		245,275
4,716	Hartford Financial Services Group, Inc.		440,050
			1,486,955
	Leisure — 5.1%
7,100	Carnival Corp.		$348,255
28,400	Royal Caribbean Cruises Ltd.		1,175,192
			1,523,447
	Manufacturing — 2.3%
9,100	Eaton Corp.		683,774
	Oil & Gas — 8.8%
7,500	ChevronTexaco Corp		551,475
23,300	ConocoPhillips		1,676,435
6,800	GlobalSantaFe Corp.		399,704
			2,627,614
	Restaurants — 2.2%
10,900	YUM! Brands, Inc.		640,920
	Retail — 0.9%
5,900	Walgreen Co.		270,751
	Semi-conductors — 0.8%
22,629	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		247,335
	Software — 0.9%
9,200	Microsoft Corp.		274,712
	Telecommunications — 7.5%
18,200	AT&T, Inc.		650,650
41,200	Motorola, Inc.		847,072
11,300	NII Holdings, Inc. (a)		728,172
			2,225,894
	Utilities — 1.3%
4,500	Dominion Resources, Inc.		377,280
	Total Common Stock (cost-$19,240,495)		21,549,681

Principal Amount (000)		Credit Rating (Moody’s/S&P)*
	CORPORATE BONDS & NOTES — 15.8%
	Aerospace/Defense — 0.4%
$135	General Dynamics Corp., 4.50%, 8/15/10	A2/A	132,133

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	CORPORATE BONDS & NOTES (continued)
	Automotive — 0.5%
$140	DaimlerChrysler N.A. Holdings Corp., 4.75%, 1/15/08	Baa1/BBB	$138,723
	Banking — 3.1%
300	Bank of America Corp. 4.375%, 12/1/10	Aa2/AA-	291,590
170	US Bancorp, 4.50%, 7/29/10	Aa2/AA-	166,123
210	Wachovia Corp., 4.375%, 6/1/10	Aa3/A+	204,731
270	World Savings Bank, 4.125%, 3/10/08	Aa2/AA-	265,280
			927,724
	Chemicals — 1.0%
290	E. I. du Pont De Nemours, 4.125%, 4/30/10	A2/A	281,384
	Consumer Products — 0.7%
215	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	208,292
	Financial Services — 6.4%
	American Express Credit Corp.,
80	3.00%, 5/16/08	Aa3/A+	77,645
140	5.00%, 12/2/10	Aa3/A+	139,067
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	160,356
300	Boeing Capital Corp., 6.50%, 2/15/12	A2/A+	316,314
	CIT Group, Inc.,
100	4.75%, 12/15/10	A2/A	97,933
110	7.75%, 4/2/12	A2/A	121,276
50	Citigroup, Inc., 6.00%, 2/21/12	Aa1/AA-	51,554
130	Duke Capital LLC, 7.50%, 10/1/09	Baa1/BBB	136,783
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	98,948
55	6.00%, 6/15/12	Aaa/AAA	56,934
195	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/AA-	198,595
75	HSBC Finance Co., 7.00%, 5/15/12	Aa3/AA-	80,864
$170	Merrill Lynch & Co., 3.70%, 4/21/08	Aa3/AA-	$166,336
200	SLM Corp., 4.50%, 7/26/10, Ser A	A2/A	194,672
			1,897,277
	Food & Beverage — 1.2%
180	General Mills, Inc., 6.00%, 2/15/12	Baa1/BBB+	184,375
180	Kellogg Co., 2.875%, 6/1/08	A3/BBB+	173,736
			358,111
	Insurance — 0.7%
220	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	213,218
	Multi-Media — 1.0%
35	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB	41,068
80	Time Warner, Inc., 7.25%, 9/1/08	Baa2/BBB+	82,250
170	Walt Disney Co., 5.70%, 7/15/11	A3/A-	172,977
			296,295
	Telecommunications — 0.7%
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	106,596
100	7.375%, 9/1/12	A3/A	109,332
			215,928
	Waste Disposal — 0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	25,470
	Total Corporate Bonds & Notes (cost-$4,704,154)		4,694,555
	U.S. TREASURY NOTES — 0.4%
110	2.625%, 3/15/09 (cost-$109,528)		105,123
	U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
	Fannie Mae,
25	6.25%, 2/1/11 (cost-$25,121)	Aaa/AAA	26,053

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2006
(continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	SHORT-TERM INVESTMENTS — 11.6%
	CORPORATE NOTES — 9.2%
	Aerospace/Defense — 0.6%
$180	Raytheon Co., 6.75%, 8/15/07	Baa2/BBB+	$181,326
	Banking — 0.6%
175	KeyCorp, 2.75%, 2/27/07, Ser. G	A2/A-	174,184
	Business Services — 0.6%
170	FedEx Corp., 2.65%, 4/1/07	Baa2/BBB	168,845
	Financial Services — 3.3%
150	Bear Stearns Co., Inc., 7.80%, 8/15/07	A1/A+	152,227
110	Citigroup, Inc., 5.00%, 3/6/07	Aa1/AA-	109,923
200	Credit Suisse First Boston, Inc., 5.75%, 4/15/07	Aa3/AA-	200,153
180	International Lease Finance Corp., 5.625%, 6/1/07	A1/AA-	180,120
160	John Deere Capital Corp., 3.875%, 3/7/07, Ser. D	A3/A	159,560
190	JPMorgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	189,927
			991,910
	Metals & Mining — 0.7%
210	Alcoa, Inc., 4.25%, 8/15/07	A2/A-	208,065
	Multi-Media — 0.3%
80	Viacom, Inc., 5.625%, 5/1/07	Baa3/BBB	80,041
	Oil & Gas — 1.6%
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	187,771
170	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	169,938
120	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB	120,151
			477,860
	Retail — 1.1%
$165	CVS Corp., 3.875%, 11/1/07	Baa2/BBB+	$162,895
150	Safeway, Inc., 4.80%, 7/16/07	Baa2/BBB-	149,418
			312,313
	Telecommunications — 0.4%
120	AT&T Wireless Services, 7.50%, 5/1/07	A2/A	120,727
	Total Corporate Notes (cost-$2,735,475)		2,715,271
	REPURCHASE AGREEMENT — 2.4%
724	State Street Bank & Trust Co. dated 12/29/06, 4.90%, 1/2/07, proceeds: $724,394; collateralized by Freddie Mac, 3.75% due 8/15/08, valued at $739,451 including accrued interest (cost-$724,000)		724,000
	Total Short-Term Investments (cost-$3,459,475)		3,439,271
	Total Investments (cost-$27,538,773)	100.5%	29,814,683
	Liabilities less other assets	(0.5)	(137,253)
	Net Assets	100.0%	$29,677,430

(a) Non-income producing.

ADR - American Depositary Receipts

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

Assets:
Investments, at value (cost-$27,538,773)	$29,814,683
Cash	502
Dividends and interest receivable	98,301
Tax reclaims receivable	1,323
Receivable for beneficial interest sold	374
Prepaid expenses	2,947
Total Assets	29,918,130

Liabilities:
Payable for investments purchased	179,105
Investment advisory fee payable	18,033
Payable for shares of beneficial interest redeemed	6,474
Accrued expenses	37,088
Total Liabilities	240,700
Net Assets	$29,677,430

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$26,182
Paid-in-capital in excess of par	25,131,426
Undistributed net investment income	382,852
Accumulated net realized gain on investments	1,861,060
Net unrealized appreciation of investments	2,275,910
Net Assets	$29,677,430
Shares outstanding	2,618,173
Net asset value, offering price and redemption price per share	$11.34

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2006

Investment Income:
Interest	$341,027
Dividends (net of foreign withholding taxes of $9,611)	330,764
Total investment income	671,791
Operating Expenses:
Investment advisory fees	231,151
Custodian fees	31,714
Shareholder communications	24,213
Audit and tax services	10,665
Transfer agent fees	8,470
Trustees’ fees and expenses	7,084
Legal fees	3,595
Insurance expense	1,898
Miscellaneous	1,856
Total expenses	320,646
Less: investment advisory fees waived	(31,449)
custody credits earned on cash balances	(258)
Net expenses	288,939
Net investment income	382,852
Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	2,004,155
Net change in unrealized appreciation/depreciation of investments	575,942
Net realized and change in unrealized gain on investments	2,580,097
Net increase in net assets resulting from investment operations	$2,962,949

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
Investment Operations:
Net investment income	$382,852	$243,599
Net realized gain	2,004,155	829,659
Net change in unrealized appreciation/depreciation of investments	575,942	(275,823)
Net increase in net assets resulting from investment operations	2,962,949	797,435
Dividends and Distributions to Shareholders from:
Net investment income	(239,879)	(88,938)
Net realized gains	(810,758)	(1,389,076)
Total dividends and distributions to shareholders	(1,050,637)	(1,478,014)
Share Transactions:
Net proceeds from the sale of shares	1,510,342	2,598,298
Reinvestment of dividends and distributions	1,050,637	1,478,014
Cost of shares redeemed	(4,035,831)	(4,276,198)
Net decrease in net assets from share transactions	(1,474,852)	(199,886)
Total increase (decrease) in net assets	437,460	(880,465)
Net Assets:
Beginning of year	29,239,970	30,120,435
End of year (including undistributed net investment income of $382,852 and $239,879, respectively)	$29,677,430	$29,239,970
Shares Issued and Redeemed:
Issued	143,619	247,902
Issued in reinvestment of dividends and distributions	101,315	141,032
Redeemed	(379,289)	(409,985)
Net decrease	(134,355)	(21,051)

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2006	2005	2004*	2003*	2002*
Net asset value, beginning of year	$10.62	$10.86	$10.25	$8.02	$9.95
Investment Operations:
Net investment income	0.15	0.09	0.04	0.04	0.14
Net realized and unrealized gain (loss) on investments	0.96	0.20	1.03	2.30	(1.96)
Total from investment operations	1.11	0.29	1.07	2.34	(1.82)
Dividends and Distributions to Shareholders from:
Net investment income	(0.09)	(0.03)	(0.01)	(0.11)	(0.07)
Net realized gains	(0.30)	(0.50)	(0.45)	—	(0.04)
Total dividends and distributions to shareholders	(0.39)	(0.53)	(0.46)	(0.11)	(0.11)
Net asset value, end of year	$11.34	$10.62	$10.86	$10.25	$8.02
Total Return (1)	10.80%	2.74%	10.80%	29.22%	(18.30)%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$29,677	$29,240	$30,120	$28,281	$14,136
Ratio of expenses to average net assets (2)(3)	1.00%	1.00%	1.04%	1.10%	1.10%
Ratio of net investment income to average net assets (2)	1.33%	0.82%	0.43%	0.97%	2.00%
Portfolio Turnover	105%	89%	146%	139%	90%

*                 The financial information for the fiscal periods prior to April 30, 2004 reflects the financial information for the LSA Balanced Fund which was reorganized into OpCap Balanced Fund as of the close of business on April 30, 2004.

(1)          Assumes reinvestment of all dividends and distributions.

(2)          During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fee and assumed or reimbursed a portion of the Portfolio’s expenses. If such waivers and assumptions/reimbursement had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.11% and 1.22%, respectively, for the year ended December 31, 2006; 1.31% and 0.51%, respectively, for the year ended December 31, 2005; 1.41% and 0.06%, respectively, for the year ended December 31, 2004; 2.06% and 0.01%, respectively, for the year ended December 31, 2003; 2.53% and 0.57%, respectively, for the year ended December 31, 2002.

(3)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(H) in Notes to Financial Statements).

See accompanying notes to financial statements.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio (the “Portfolio”), OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is a majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek growth of capital by investing in equity and debt securities that the Investment Adviser believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Portfolio will be required to comply with the Interpretation by June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1) Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(1) Organization and Significant Accounting Policies (continued)

(E) Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

(F) Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(G) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser/Distributor

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2006
(continued)

(3) Investments in Securities

For the year ended December 31, 2006, purchases and sales of securities, other than short-term securities, aggregated $26,348,798 and $28,291,320, respectively.

(4) Income Tax Information

The tax character of dividends paid during the years ended December 31 were:

	2006	2005
Ordinary income	$239,879	$785,337
Long-term capital gains	810,758	692,677

At December 31, 2006, tax basis distributable earnings of $2,305,261 was comprised of $1,088,041 from ordinary income and $1,217,220 from long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $27,600,124. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,348,354; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $133,795; net unrealized appreciation for federal income tax purposes is $2,214,559.

The difference between book and tax unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) Legal Proceedings

In June and September 2004, the Distributor, certain of its affiliates (including Allianz Global Investors Fund Management LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Distributor serves as principal underwriter. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Distributor and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Distributor and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf -space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Distributor or their affiliates or related injunctions.

The Investment Adviser, Distributor and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

OpCap Balanced Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Premier VIT—OpCap Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Balanced Portfolio, (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights for each of the two years in the period ended December 31, 2003, were audited by another independent registered public accounting firm, whose report dated February 12, 2004 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2007

Premier VIT

OpCap Balanced Portfolio

December 31, 2006

Federal Tax Information (unaudited)

The Portfolio paid ordinary income dividends of $0.08911 per share and long-term capital gains of $0.30119 per share during the year ended December 31, 2006.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

Thomas W. Courtney Chairman of the Board of Trustees Date of Birth: 8/17/33 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 15 funds outside of Fund Complex

Principal of Courtney Associates, Inc., a venture capital business firm, since 1988; Chairman of the Board (since 2001, Director since 1984) of 10 Oppenheimer Funds; Trustee, Hawaiian Tax Free Trust since 1984; Trustee, Tax-Free Trust of Arizona since 1985.

V. Lee Barnes Date of Birth: 6/18/36 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Principal, Glenville Associates, management consultants to the insurance industry; Director, Davis International Banking Consultants (London, England).

Lacy B. Herrmann Date of Birth: 5/12/29 Trustee since: 1994 Trustee of 8 funds in Fund Complex Trustee/Director of 10 funds outside of Fund Complex

Founder, Chairman Emeritus (since 2005), Chairman of the Board of Trustees (1992-2005) Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser or Sub-Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser of Sub-Adviser since 2004; Trustee of 10 open-end Oppenheimer Funds investment companies; Trustee Emeritus of Brown University, the Hopkins School, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon and Tax-Free Fund for Utah; active in university, school and charitable organizations.

Theodore T. Mason Date of Birth: 11/24/35 Trustee since: 2000 Trustee of 8 funds in Fund Complex Trustee/Director of 11 funds outside of Fund Complex

Managing Director, East Wind Power Partners LTD since 1994 and Louisiana Powers Partners, 1999-2003; Treasurer, Fort Schuyler Maritime Alumni Association, Inc. (formerly Alumni Association of SUNY Maritime College) since 2004 (President, 2002-2003, first Vice President, 2000-2001, Second Vice President, 1998-1999) and Director of same organization since 1997; Independent Chairman, the Board of Trustees of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 2004 and Trustee since 1984; Lead Independent Trustee, the Board of Trustees, Aquila Three Peaks High Income Fund, since March 2006; Trustee, Churchill Tax-Free Fund of Kentucky since 1985; Trustee, Churchill Cash Reserves Trust (inactive) since 1985; Vice Chairman, Capital Cash Management Trust (inactive) since 1974; Director, STCM Management Company, Inc. 1974-2004; twice national officer of Naval Reserve Association, Commanding Officer of four Naval Reserve units and Captain, USNR (Ret); Director, The Navy League of the United States New York Council since 2002; Honorary Director since 2005 and Director of The Maritime Industry Museum at Fort Schuyler, 2000-2004; Trustee, Fort Schuyler Maritime Foundation, Inc. (formerly Maritime College at Fort Schuyler Foundations, Inc.) since 2000.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel President & Chief Executive Officer Date of Birth: 11/14/64 Trustee since: 2004 Trustee of 8 funds in Fund Complex Trustee of no funds outside of Fund Complex

Executive Vice President and Head of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 34 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Further information about the Trustees is available in the Statement of Additional Information, dated May 1, 2006, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
PRINCIPAL OFFICERS
(unaudited)

Name, Position(s) Held with Fund, Date of Birth; Length of Service	Principal Occupation(s) During Past 5 Years:

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 34 funds in the Fund Complex; Assistant Treasurer of 35 funds in the Fund Complex.

Malcolm Bishopp Date of Birth; 6/11/48 Executive Vice President since: 2004	Managing Director, Marketing and Client Services, Allianz Global Investors Distributions LLC.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 69 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 69 funds in the Fund Complex; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004). Audit Manager, PricewaterhouseCoopers LLP (1996-2002).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 69 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 69 funds in the Fund Complex; Manager — IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 69 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

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Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

ITEM 2. CODE OF ETHICS

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 800 628-1237. The Investment Adviser’s code of ethics are included as an Exhibit 99.CODEETH hereto.

(b)  During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)  During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees (the “Board”) of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)    Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $120,000 in 2005 and $125,000 in 2006.

b)      Audit-Related Fees. There were no audit-related fees for the Registrant during the Reporting Periods.

c)      Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning (“Tax Services”) were $38,000 in 2005 and $40,000 in 2006. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns (ii) tax advice/services in connection with research/consultation regarding tax qualification matters.

d)      All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)      1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements for non-audit services when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrants policy is stated below.

PREMIER VIT (THE “FUND”)

AUDIT OVERSIGHT COMMITTEE POLICY
FOR
PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund’s Audit Oversight Committee (“Committee”) is charged with the responsibility of monitoring the independence of the Fund’s accountants. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Committee of the Fund will review and pre-approve the scope of the audits of the Fund and proposed audit fees, as well as the audit-related and non-audit services that may be performed by the Fund’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy.

In connection with the Committee’s pre-approval of services pursuant to this Policy, the President or Treasurer of the Fund will confirm in writing that the engagement of the independent accounting firm for any non-audit service provided to the Fund for which the Committee’s pre-approval is being sought will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of semiannual report review)

Attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $100,000.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following: Federal, state and local income tax compliance; and, Sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals support services

Accounting methods studies

Fund merger support services

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $100,000.

PROSCRIBED SERVICES

The Fund’s independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Fund

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will review at least annually non-audit services provided to the Adviser and any of its affiliates that also provide ongoing services to the Fund. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Fund. Although the Committee will not pre-approve all services provided to the Adviser and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to the Adviser and its affiliates. Individual projects that are not presented to the Committee as part of the annual review for pre-approval for the ensuing year, may be individually pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $100,000.

e)      2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f)      Not applicable

g)      Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to Service Affiliates for the Reporting Periods were $274,280 in 2005 and $40,000 in 2006.

h)      Auditor Independence. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no materials to the procedures by which shareholders may recommended nominees to the registrant’s board of directors, where implemented after the registrants last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(6) of Schedule 14A (17CFR 2-10. 14a-101).

ITEM 11. CONTROLS AND PROCEDURES

(a)     The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)     There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)          (1)  Exhibit 99.CODE ETH - Code of Ethics

(2)  Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)    Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Premier VIT

By	/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: March 19, 2007

By	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer

Date: March 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: March 19, 2007

By	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer

Date: March 19, 2007